United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST

             (Exact name of the registrant as specified in charter)

                             2850 Quarry Lake Drive
                            Baltimore, Maryland 21209

               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                    Campbell & Company Investment Adviser LLC
                             2850 Quarry Lake Drive
                            Baltimore, Maryland 21209

                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235
                                                           --------------

                   Date of fiscal year end: December 31, 2008
                                            -----------------

                   Date of reporting period: December 31, 2008
                                             -----------------

Item 1. Reports to Shareholders


                                  THE CAMPBELL
                              MULTI-STRATEGY TRUST





                                  ANNUAL REPORT
                                December 31, 2008


                                     [LOGO]

                        THE CAMPBELL MULTI-STRATEGY TRUST

                                Table of Contents

                                                                      Section
                                                                      -------
A Letter to Our Shareholders                                            I
Report of Independent Registered Public Accounting Firm                 II
Financial Statements
  Condensed Schedule of Investments                                     III
  Statement of Assets and Liabilities                                   IV
  Statement of Operations                                               V
  Statements of Changes in Shareholders' Capital (Net Assets)           VI
  Financial Highlights                                                  VII
  Notes to Financial Statements                                         VIII
Privacy Policy                                                          IX

Dear Shareholder,

I am pleased to report that the Campbell Multi-Strategy Trust returned a gain of 4.66% for the year 2008. While Campbell is by no means satisfied to produce modest returns such as this, we continue to hold fast to the notion that diversification by market sector and model style is our most effective way of seeking to achieve the best risk-adjusted returns for our clients, particularly in volatile markets such as those of 2008.

For the year, the equity indices sector was our strongest performer, with a 9.08% gain, followed by our long/short equities models with a gain of 1.41%, and commodities with a 0.73% return. Foreign exchange trading for the year produced a slight loss of (0.35%) and fixed income trailed at (4.43%).

We believe that the Trust's performance in response to the various market shocks in 2008 is an example of the benefits of diversification, as different sectors contributed to (and detracted from) performance at different times in the year. A month-by-month review of the market activities and the Trust's responses shows how our models reacted to the extreme market volatility of the year.

First Quarter 2008

The first quarter of 2008 began where 2007 left off, with the credit crisis causing more write-downs, more credit downgrades, and a growing realization that sub-prime issues would have broader and longer-lasting impacts than initially suspected. In January, weak economic data caused the Federal Open Market Committee to cut short-term rates by a total of 1.25%, which included an unprecedented 0.75% emergency cut. The S&P 500 recorded one of its worst monthly performances in the history of the index. The Trust's performance in January was virtually flat, with gains in equity indices trading offset by losses in currencies and flat performance in fixed income, long/short equities, and commodities.

February saw the U.S. dollar weaken against most major currencies, as U.S. economic data disappointed, stagflation concerns grew and U.S. interest rate expectations declined dramatically. The Trust's currency trading profited from these moves, generating a positive return for the month. The Trust also recorded gains in equity indices trading, as the S&P 500, Dow, and NASDAQ continued to slide, and gains in equity long/short trading, as those models benefitted from consistent volatility and tight trading ranges. Overall, the Trust had a strong month, posting a 2.19% gain.

March brought more Federal Reserve intervention, which resulted in a slight recovery by U.S. stocks from mid-month slides to finish flat for the month, but still significantly negative for the year. The U.S. dollar continued to weaken. The Trust's performance was flat for the month, with gains in equity indices and currencies offset by losses in commodities and fixed income.

The Trust closed the first quarter of 2008 with a year-to-date gain of 2.24%.

Second Quarter 2008

In April, the U.S. Dollar rallied against key funding currencies, despite a generally weak global economy. The Trust realized gains in foreign exchange, long/short equities, and commodities. However, those gains were overshadowed by losses in the fixed income and equity indices sectors, as prior trends in both sectors reversed course. For the month of April, the Trust suffered a loss of (2.00%).

May was a strong month for the Trust. Positive commodity trading led the charge as crude oil breached new technical levels, touching $135 mid-month. Foreign exchange models also posted gains, as high-yielding currencies performed well. These gains, together with modest gains in the fixed income and long/short equities sectors, more than offset a loss in equity indices. The Trust achieved a positive return on the month of 2.63%.

In June the Trust realized its best month of the year, posting a return of 5.42%. Equity indices trading produced strong gains as short positions benefitted from the negative news that roiled the markets around the globe. Signs of commodity-based inflation were constantly in the headlines. Consumer confidence fell to a 16-year low, as U.S., European, and Asian equities markets fell in tandem. Fixed income trading produced additional gains for the Trust, in response to fears of inflation and the ECB's increasingly hawkish stance. Commodities also posted gains as crude oil hit new highs on the back of increased tensions in the Middle East and among OPEC members. Modest gains in foreign exchange trading were offset by modest losses in the long/short equities sector.

The Trust concluded the Second Quarter with a gain of 6.05% for the quarter, and a year-to-date gain of 8.40%.

Third Quarter 2008

The month of July was characterized by reversals in many asset classes. The Dow and S&P hit technical bear market territory early in the month, while Japanese equities saw their longest back-to-back losing streak in 54 years. Equity markets seemed to find a bottom mid-month after the U.S. announced the Government-Sponsored Enterprises bailout plan. Commodity prices also reversed, with crude oil declining almost 12% on fears that a weakened economy would reduce global demand. The Trust earned profits in equity indices trading and long/short equities. Those gains were offset by losses in fixed income and commodities. All-in, the Trust finished the month with a modest loss of (0.64%).

In August, sub-prime fallout continued to plague the global financial markets. The U.S. unemployment rate hit a four-year high. Commodity prices continued to decline, with natural gas leading the way with a decline of 12.75% and gold falling to its lowest level in eight months. The Trust experienced losses in foreign exchange and commodities sectors as currencies linked to commodities fell in tandem with metal and energy markets, while the U.S. Dollar Index posted unusually strong gains. Those losses edged out gains in fixed income, resulting in a loss for the month of (1.03%).

September saw concern over the widening credit crises come to a boiling point. Equity markets in the U.S., Europe, and Asia declined sharply. Investors fled high-yielding currencies in response to the global decline in equity markets. The Trust had its most difficult month of the year, posting a loss of (2.36%). Gains in equity indices were offset by losses in foreign exchange, long/short equities, fixed income, and commodities. Diversification of positions by sector and geography played an important role in dampening losses to the Trust, as did a decrease in risk levels across the portfolio.

The Trust concluded the Third Quarter with a loss of (4.03%) for the quarter, leaving the year-to-date gain at 4.07%.

Fourth Quarter 2008

At the time, the month of October seemed like a month to remember, as equity markets around the world plummeted, fueling further anxiety about the length and depth of a global recession and further exacerbating the liquidity, growth, and confidence crisis. With the benefit of hindsight, it was but the beginning of a quarter to remember. For the Trust, the month was about the benefits and disadvantages of diversification. Modest gains in equity indices and long/short equity trading were offset by modest losses in foreign exchange and fixed income, resulting in a slight loss for the month of (0.19%).

November brought further global economic panic, as governments around the world continued to announce plans to help bolster sagging economies. The U.S. reversed course on its bailout effort, from buying troubled assets to facilitating lending flow. Economic data reflected another sharp drop in manufacturing, rising unemployment, and the largest drop in retail sales since 1992, prompting wild swings in both equity and bond markets. Campbell navigated the month by maintaining a relatively low risk profile, which resulted in marginal losses and gains across the sectors. For the Trust, losses in fixed income offset marginal gains in other sectors, resulting in a loss for the month of (0.93%).

December saw more of the same on the global economic front. The Trust, however, took advantage of dramatic moves in the British Pound, particularly against the Euro, to achieve gains in foreign exchange. Likewise, fixed income trading was profitable as central banks across the globe continued to lower interest rates on persistent negative data. Equity long/short trading was the best performing sector for the Trust for the month, as gains were realized in both U.S. and Japan. Overall, the Trust gained 1.71% for December.

The Trust completed the fourth quarter of 2008, one of the most volatile in market history, with a gain for the quarter of 0.59%, bringing the return for the year to 4.66%.

2009

The volatility of the global financial markets in 2008 was unprecedented and downright unnerving at times. Each month, it seemed that the news was worse than the month before; and more economic difficulty appears to be on the horizon for 2009. While the Trust did not shoot the lights out in performance in 2008, it did prove to be a non-correlated hedge to stocks and bonds, which is one of the reasons investors chose to maintain a portion of their portfolio in absolute return strategies, such as the Trust. At Campbell, we remain committed to diversification by market sector and model style. While other managers contemplate heading "back to basics," we are already there. We do not shy away from difficult markets. We believe that the economic storm that built in 2008 and will apparently continue well into 2009 will provide us with the opportunity to demonstrate our ability to succeed in a challenging environment.

Best regards,

/s/ Theresa D. Becks

Theresa D. Becks
Chief Executive Officer

Deloitte(R)

                                                  Deloitte & Touche LLP
                                                  750 College Road East
                                                  Third Floor
                                                  Princeton, NJ 08540
                                                  USA
                                                  Tel: +1 609 514 3600
                                                  Fax: +1 609 514 3603
                                                  www.deloitte.com

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the "Trust"), including the condensed schedule of investments, as of December 31, 2008, and the related statement of operation for the year then ended and the statements of changes in shareholders' capital (net assets) for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of The Campbell Multi-Strategy Trust for the year ended December 31, 2004 were audited by other auditors whose report, dated October 24, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in shareholders' capital (net assets) for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Princeton, New Jersey                           Member of
February 25, 2009                               Deloitte Touche Tohmatsu


                                       II

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                      % of Net
                                               Shares    Value ($)   Asset Value
                                              --------  -----------  -----------
INVESTMENT SECURITIES
---------------------
Common Stocks (United States)
-----------------------------
 Consumer Discretionary
   Strayer Education Inc.                        1,494  $   320,329        0.16%
   Other                                                $ 3,048,802        1.54%
                                                        -----------  -----------
 Total Consumer Discretionary                           $ 3,369,131        1.70%
                                                        -----------  -----------

 Consumer Staples
   Flowers Foods Inc.                           15,160  $   369,298        0.19%
   General Mills Inc.                           13,529  $   821,887        0.41%
   HJ Heinz Co.                                  8,871  $   333,550        0.17%
   Wal-Mart Stores Inc.                          5,654  $   316,963        0.16%
   Other                                                $   750,747        0.38%
                                                        -----------  -----------
 Total Consumer Staples                                 $ 2,592,445        1.31%
                                                        -----------  -----------

 Energy                                                 $ 1,402,065        0.71%
                                                        -----------  -----------

 Financials                                             $ 2,382,044        1.20%
                                                        -----------  -----------

 Health Care
   Baxter International Inc.                     7,812  $   418,645        0.21%
   STERIS Corp.                                 20,898  $   499,253        0.25%
   Other                                                $ 2,535,794        1.28%
                                                        -----------  -----------
 Total Health Care                                      $ 3,453,692        1.74%
                                                        -----------  -----------

 Industrials
   CSX Corp.                                     9,637  $   312,913        0.16%
   Stericycle Inc. *                             6,363  $   331,385        0.17%
   Other                                                $ 6,068,724        3.06%
                                                        -----------  -----------
 Total Industrials                                      $ 6,713,022        3.39%
                                                        -----------  -----------

 Information Technology
   Global Payments Inc.                         12,659  $   415,089        0.21%
   Other                                                $ 4,592,718        2.32%
                                                        -----------  -----------
 Total Information Technology                           $ 5,007,807        2.53%
                                                        -----------  -----------

 Materials                                              $ 1,559,876        0.79%
                                                        -----------  -----------

 Telecommunication Services                             $   183,150        0.09%
                                                        -----------  -----------

 Utilities
   Hawaiian Electric Industries Inc.            17,886  $   395,996        0.20%
   Northwest Natural Gas Co.                     7,012  $   310,141        0.16%
   Other                                                $   494,705        0.24%
                                                        -----------  -----------
 Total Utilities                                        $ 1,200,842        0.60%
                                                        -----------  -----------


                 See Accompanying Notes to Financial Statements.

                                     III - 1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                      % of Net
                                               Shares    Value ($)   Asset Value
                                              --------  -----------  -----------

Total Common Stocks (United States)
 (cost - $27,026,350)                                   $27,864,074       14.06%
                                                        -----------  -----------

Common Stocks (Non-United States)
---------------------------------

Bermuda
 Energy                                                 $    92,901        0.05%
                                                        -----------  -----------

 Financials                                             $   208,170        0.10%
                                                        -----------  -----------

 Information Technology                                 $   159,195        0.08%
                                                        -----------  -----------
Total Bermuda                                           $   460,266        0.23%
                                                        -----------  -----------

Brazil
 Consumer Staples                                       $   255,557        0.13%
                                                        -----------  -----------

 Utilities                                              $   149,977        0.08%
                                                        -----------  -----------
Total Brazil                                            $   405,534        0.21%
                                                        -----------  -----------

Canada
 Consumer Discretionary                                 $    36,162        0.02%
                                                        -----------  -----------

 Energy                                                 $   307,679        0.16%
                                                        -----------  -----------

 Financials                                             $   378,354        0.19%
                                                        -----------  -----------

 Information Technology                                 $    69,757        0.04%
                                                        -----------  -----------
Total Canada                                            $   791,952        0.41%
                                                        -----------  -----------

Cayman Islands
 Energy                                                 $   107,069        0.05%
                                                        -----------  -----------

Channel Islands
 Materials                                              $   103,695        0.05%
                                                        -----------  -----------

Denmark
 Health Care                                            $    37,566        0.02%
                                                        -----------  -----------

France
 Telecommunication Services                             $   112,168        0.06%
                                                        -----------  -----------

Germany
 Telecommunication Services                             $    65,821        0.03%
                                                        -----------  -----------


                 See Accompanying Notes to Financial Statements.

                                     III - 2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                      % of Net
                                               Shares    Value ($)   Asset Value
                                              --------  -----------  -----------
Great Britain
 Materials                                              $    78,481        0.04%
                                                        -----------  -----------

India
 Financials                                             $    45,897        0.02%
                                                        -----------  -----------

Israel
 Information Technology                                 $   216,144        0.11%
                                                        -----------  -----------

Japan
 Consumer Discretionary                                 $ 3,079,024        1.55%
                                                        -----------  -----------

 Consumer Staples
   Nisshin Oillio Group Ltd.                    56,000  $   321,236        0.16%
   Other                                                $ 1,668,045        0.84%
                                                        -----------  -----------
 Total Consumer Staples                                 $ 1,989,281        1.00%
                                                        -----------  -----------

 Energy
   Showa Shell Sekiyu KK                        37,700  $   364,315        0.18%
                                                        -----------  -----------

 Financials                                             $ 3,571,665        1.80%
                                                        -----------  -----------

 Health Care
   Hisamitsu Pharmaceutical Co. Inc.             9,800  $   395,676        0.20%
   Other                                                $   426,964        0.21%
                                                        -----------  -----------
 Total Health Care                                      $   822,640        0.41%
                                                        -----------  -----------

 Industrials
   Central Japan Railway Co.                        49  $   420,000        0.21%
   Other                                                $ 3,198,455        1.62%
                                                        -----------  -----------
 Total Industrials                                      $ 3,618,455        1.83%
                                                        -----------  -----------

 Information Technology                                 $ 2,526,341        1.27%
                                                        -----------  -----------

 Materials                                              $ 2,406,219        1.22%
                                                        -----------  -----------

 Telecommunication Services                             $   226,305        0.11%
                                                        -----------  -----------

 Utilities                                              $   107,480        0.07%
                                                        -----------  -----------
Total Japan                                             $18,711,725        9.44%
                                                        -----------  -----------

Mexico
 Consumer Discretionary                                 $   170,630        0.09%
                                                        -----------  -----------


                 See Accompanying Notes to Financial Statements.

                                     III - 3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                      % of Net
                                               Shares    Value ($)   Asset Value
                                              --------  -----------  -----------
 Materials                                              $       283        0.00%
                                                        -----------  -----------
Total Mexico                                            $   170,913        0.09%
                                                        -----------  -----------

Netherlands
 Energy                                                 $    45,194        0.02%
                                                        -----------  -----------

People's Republic Of China
 Consumer Discretionary                                 $     4,022        0.00%
                                                        -----------  -----------

 Information Technology                                 $   237,084        0.12%
                                                        -----------  -----------
Total People's Republic Of China                        $   241,106        0.12%
                                                        -----------  -----------

Russia
 Telecommunication Services                             $    28,583        0.01%
                                                        -----------  -----------

Spain
 Financials                                             $    96,598        0.05%
                                                        -----------  -----------

Switzerland
 Financials                                             $   185,432        0.09%
                                                        -----------  -----------

 Health Care                                            $   110,596        0.06%
                                                        -----------  -----------

 Materials                                              $    65,442        0.03%
                                                        -----------  -----------
Total Switzerland                                       $   361,470        0.18%
                                                        -----------  -----------

Taiwan Republic Of China
 Telecommunication Services                             $    66,347        0.03%
                                                        -----------  -----------

Total Common Stocks (Non-United States)
 (cost - $21,657,601)                                   $22,146,529       11.17%
                                                        -----------  -----------


Total investment securities
 (cost - $48,683,951)                                   $50,010,603       25.23%
                                                        ===========  ===========

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------

 Description
 -----------
   Purchased options on forward currency contracts
    (premiums paid - $80,337)                           $    42,945        0.02%
                                                        ===========  ===========


                 See Accompanying Notes to Financial Statements.

                                     III - 4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                      % of Net
                                               Shares    Value ($)   Asset Value
                                              --------  -----------  -----------

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
---------------------------------------------

 Description
 -----------
  Written options on forward currency contracts
  (premiums received - $290,911)                        $  (263,545)     (0.13)%
                                                        ===========  ===========

FUTURES CONTRACTS PURCHASED
---------------------------

 Description
 -----------
   Metals                                               $    12,254       0.01%
   Stock indicies                                       $    73,341       0.04%
   Short-term interest rates                            $   274,728       0.14%
   Long-term interest rates                             $   397,813       0.20%
                                                        -----------  -----------
Net unrealized gain on futures contracts purchased      $   758,136       0.39%
                                                        -----------  -----------

FUTURES CONTRACTS SOLD
----------------------
 Description
 -----------
   Energy                                               $   (66,785)     (0.03)%
   Metals                                               $  (131,987)     (0.07)%
   Stock indicies                                       $  (253,279)     (0.13)%
   Short-term interest rates                            $    (2,063)      0.00%
   Long-term interest rates                             $  (168,177)     (0.08)%
                                                        -----------  -----------
Net unrealized loss on futures contracts sold           $  (622,291)     (0.31)%
                                                        -----------  -----------

Net unrealized gain on futures contracts                $   135,845       0.08%
                                                        ===========  ===========

LONG FORWARD CURRENCY CONTRACTS
-------------------------------

 Description
   Various long forward currency contracts              $ 2,380,917       1.20%
                                                        -----------  -----------
Total long forward currency contracts                   $ 2,380,917       1.20%
                                                        -----------  -----------

SHORT FORWARD CURRENCY CONTRACTS
--------------------------------

 Description
 -----------
   Various short forward currency contracts             $(1,563,381)     (0.79)%
                                                        -----------  -----------
Total short forward currency contracts                  $(1,563,381)     (0.79)%
                                                        -----------  -----------

Net unrealized gain on forward currency contracts       $   817,536       0.41%
                                                        ===========  ===========


                 See Accompanying Notes to Financial Statements.

                                     III - 5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                      % of Net
                                               Shares    Value ($)   Asset Value
                                              --------  -----------  -----------

INVESTMENT SECURITIES SOLD SHORT
--------------------------------

Common Stocks (United States)
-----------------------------

 Consumer Discretionary                                 $ 2,962,078        1.49%
                                                        -----------  -----------

 Consumer Staples
   Conagra Foods Inc.                           20,027  $   330,446        0.17%
   Constellation Brands Inc. Cl A ***           19,366  $   305,402        0.15%
   Molson Coors Brewing                         11,525  $   563,803        0.28%
   Smithfield Foods Inc. ***                    23,465  $   330,153        0.17%
   Other                                                $ 1,068,448        0.54%
                                                        -----------  -----------
 Total Consumer Staples                                 $ 2,598,252        1.31%
                                                        -----------  -----------

 Energy
   Teekay Corp.                                 16,722  $   328,587        0.17%
   Tesoro Corp.                                 28,373  $   373,672        0.19%
   Valero Energy Corp.                          16,236  $   351,347        0.18%
   Other                                                $   997,402        0.50%
                                                        -----------  -----------
 Total Energy                                           $ 2,051,008        1.04%
                                                        -----------  -----------

 Financials
   Delphi Financial Group Inc. Cl A             18,024  $   332,363        0.17%
   Odyssey Re Holding Corp.                     10,334  $   535,405        0.27%
   Other                                                $ 1,224,115        0.62%
                                                        -----------  -----------
 Total Financials                                       $ 2,091,883        1.06%
                                                        -----------  -----------

 Health Care
   Amerisourcebergen Corp.                      23,387  $   833,980        0.42%
   Eli Lilly & Co.                              18,881  $   760,338        0.38%
   Endo Pharmaceuticals Holdings Inc. ***       39,066  $ 1,011,028        0.51%
   Theravance Inc. ***                          41,651  $   516,056        0.26%
   Other                                                $ 2,256,367        1.14%
                                                        -----------  -----------
 Total Health Care                                      $ 5,377,769        2.71%
                                                        -----------  -----------

 Industrials
   Administaff Inc.                             16,433  $   356,267        0.18%
   Consolidated Graphics Inc. ***               24,338  $   551,012        0.28%
   Regal-Beloit Corp.                           13,024  $   494,782        0.25%
   Rockwell Collins Inc. Del                     7,821  $   305,723        0.15%
   Skywest Inc.                                 24,939  $   463,865        0.23%
   Timken Co.                                   18,477  $   362,704        0.18%
   Other                                                $ 3,310,970        1.68%
                                                        -----------  -----------
 Total Industrials                                      $ 5,845,323        2.95%
                                                        -----------  -----------


                 See Accompanying Notes to Financial Statements.

                                     III - 6

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                      % of Net
                                               Shares    Value ($)   Asset Value
                                              --------  -----------  -----------

 Information Technology
   ATMI Inc. ***                                24,223  $   373,761        0.19%
   Computer Sciences Corp. ***                  15,814  $   555,704        0.28%
   Euronet Worldwide Inc. ***                   28,933  $   335,912        0.17%
   McAfee Inc. Com ***                          11,611  $   401,392        0.20%
   Other                                                $ 2,204,925        1.11%
                                                        -----------  -----------
 Total Information Technology                           $ 3,871,694        1.95%
                                                        -----------  -----------

 Materials                                              $ 1,496,690        0.76%
                                                        -----------  -----------

 Utilities
   American Electric Power Co. Inc.             11,705  $   389,542        0.20%
   Great Plains Energy Inc.                     33,242  $   642,568        0.32%
   Other                                                $ 1,296,361        0.65%
                                                        -----------  -----------
 Total Utilities                                        $ 2,328,471        1.17%
                                                        -----------  -----------

Total Common Stocks (United States)
 (proceeds - $27,260,902)                               $28,623,168       14.44%
                                                        -----------  -----------

Common Stocks (Non-United States)
---------------------------------

Bermuda
 Financials                                             $   256,827        0.13%
                                                        -----------  -----------

Canada
 Energy                                                 $    51,439        0.03%
                                                        -----------  -----------

 Financials                                             $    25,639        0.01%
                                                        -----------  -----------

 Health Care                                            $    64,411        0.03%
                                                        -----------  -----------

 Materials                                              $   372,753        0.19%
                                                        -----------  -----------

 Telecommunication Services                             $    84,374        0.04%
                                                        -----------  -----------
Total Canada                                            $   598,616        0.30%
                                                        -----------  -----------

Chile
 Financials                                             $   161,909        0.08%
                                                        -----------  -----------

Colombia
 Financials                                             $    19,637        0.01%
                                                        -----------  -----------

France
 Energy                                                 $     3,373        0.00%
                                                        -----------  -----------


                 See Accompanying Notes to Financial Statements.

                                     III - 7

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                      % of Net
                                               Shares    Value ($)   Asset Value
                                              --------  -----------  -----------

Germany
 Financials                                             $   386,098        0.20%
                                                        -----------  -----------

 Industrials                                            $   187,936        0.09%
                                                        -----------  -----------
Total Germany                                           $   574,034        0.29%
                                                        -----------  -----------

Great Britain
 Energy                                                 $     2,991        0.00%
                                                        -----------  -----------

Ireland
 Industrials                                            $     3,199        0.00%
                                                        -----------  -----------

Italy
 Energy                                                 $    97,888        0.05%
                                                        -----------  -----------

Japan
 Consumer Discretionary                                 $ 2,530,011        1.29%
                                                        -----------  -----------

 Consumer Staples                                       $ 1,063,214        0.54%
                                                        -----------  -----------

 Energy                                                 $   647,354        0.33%
                                                        -----------  -----------

 Financials
   Bank Of Hiroshima                            78,000  $   333,855        0.17%
   Other                                                $ 2,221,495        1.11%
                                                        -----------  -----------
 Total Financials                                       $ 2,555,350        1.28%
                                                        -----------  -----------

 Health Care                                            $   956,539        0.48%
                                                        -----------  -----------

 Industrials
   Keisei Electric Railway Co.                  51,000  $   312,245        0.16%
   Tokyu                                        96,000  $   475,499        0.24%
   Other                                                $ 2,761,183        1.38%
                                                        -----------  -----------
 Total Industrials                                      $ 3,548,927        1.78%
                                                        -----------  -----------

 Information Technology                                 $ 2,296,310        1.18%
                                                        -----------  -----------

 Materials
   Kaneka                                       62,000  $   389,851        0.20%
   Nippon Shokubai                              78,000  $   591,991        0.30%
   Nisshin Steel                               206,000  $   413,599        0.21%
   Taiheiyo Cement                             182,000  $   341,308        0.17%
   Other                                                $ 1,610,956        0.81%
                                                        -----------  -----------
 Total Materials                                        $ 3,347,705        1.69%
                                                        -----------  -----------

 Telecommunication Services                             $   284,703        0.14%
                                                        -----------  -----------


                 See Accompanying Notes to Financial Statements.

                                     III - 8

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                      % of Net
                                               Shares    Value ($)   Asset Value
                                              --------  -----------  -----------

 Utilities
   Osaka Gas                                   140,000  $   639,382        0.32%
   Other                                                $   507,027        0.26%
                                                        -----------  -----------
 Total Utilities                                        $ 1,146,409        0.58%
                                                        -----------  -----------

Total Japan                                             $18,376,522        9.29%
                                                        -----------  -----------

Korea South
 Telecommunication Services                             $   242,656        0.12%
                                                        -----------  -----------

Mexico
 Telecommunication Services                             $    68,746        0.03%
                                                        -----------  -----------

Netherlands
 Industrials                                            $    53,331        0.03%
                                                        -----------  -----------

 Information Technology
   ASML Holding NV Adr ***                      19,131  $   345,697        0.17%
                                                        -----------  -----------
Total Netherlands                                       $   399,028        0.20%
                                                        -----------  -----------

Papua (new Guinea)
 Materials                                              $   173,598        0.09%
                                                        -----------  -----------

Russia
 Consumer Staples                                       $    15,602        0.01%
                                                        -----------  -----------

South Africa
 Energy                                                 $    55,625        0.02%
                                                        -----------  -----------
Total Common Stocks (Non-United States)
 (proceeds - $20,270,416)                               $21,050,251       10.62%
                                                        -----------  -----------

Total investment securities sold short
 (proceeds - $47,531,318)                               $49,673,419       25.06%
                                                        ===========  ===========

--------------------------------------------------------------------------------

*     Non-income producing security.

***   Security did not pay a dividend during the previous twelve months.

Adr   American Depository Receipt


                 See Accompanying Notes to Financial Statements.

                                     III - 9

                        THE CAMPBELL MULTI-STRATEGY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008


ASSETS
 Investment in securities, at value (cost $48,683,951)              $ 50,010,603
 Options purchased, at fair value (premiums paid - $80,337)               42,945
 Cash deposits with custodian                                        152,335,140
 Cash deposits with securities broker                                 47,938,293
 Restricted cash deposits with futures broker                          5,891,587
 Cash deposits with forwards broker                                    3,528,544
 Restricted cash deposits with forwards broker                         1,891,723
 Cash                                                                  1,132,849
 Net unrealized gain on open futures contracts                           135,845
 Net unrealized gain on open forward currency contracts                  817,536
 Receivable for securities sold                                       43,644,884
 Dividends receivable                                                     46,193
 Interest receivable                                                      14,454
 Prepaid expenses                                                         27,083
                                                                    ------------
   Total assets                                                      307,457,679
                                                                    ------------

LIABILITIES
 Securities sold short at value (proceeds - $47,531,318)            $ 49,673,419
 Options written at fair value (premiums received - $290,911)            263,545
 Payable for securities purchased                                     43,910,672
 Accounts payable                                                        177,831
 Accrued commissions and other trading fees on open futures,
   forward currency and options on forward currency contracts              9,745
 Securities brokerage fees payable                                        23,650
 Dividends payable                                                        49,885
 Redemptions payable                                                  14,703,418
 Sales fee payable                                                       283,842
 Offering costs payable                                                  132,691
                                                                    ------------
   Total liabilities                                                 109,228,698
                                                                    ------------

NET ASSETS                                                          $198,228,981
                                                                    ============

SHAREHOLDERS' CAPITAL (Net Assets)
 178,584.253 shares outstanding at December 31, 2008;
   unlimited shares authorized                                      $198,228,981
                                                                    ------------

   Total shareholders' capital (Net Assets)
    (equivalent to $1,110.00 per share
     based on 178,584.253 shares outstanding)                       $198,228,981
                                                                    ============


                 See Accompanying Notes to Financial Statements.

                                       IV

                        THE CAMPBELL MULTI-STRATEGY TRUST
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME
 Dividend income (net of foreign withholding taxes of $30,735)            $    673,375
 Interest income                                                             3,926,215
                                                                          ------------
   Total income                                                              4,599,590
                                                                          ------------
EXPENSES
 Sales fee                                                                   4,398,952
 Trading management fee                                                      4,436,108
 Dividends on securities sold short                                            751,713
 Stock loan fees                                                               247,197
 Professional fees                                                             291,778
 Offering costs                                                              1,663,543
 Custodian fees                                                                817,757
 Trustees' fees                                                                 80,000
                                                                          ------------
   Total expenses                                                           12,687,048
                                                                          ------------
   Trading management fees waived                                           (4,436,108)
                                                                          ------------
   Net expenses                                                              8,250,940
                                                                          ------------
   Net investment loss                                                      (3,651,350)
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investments:
   Investment securities trading, net                                       (8,866,394)
   Gain on securities sold short                                            13,230,586
   Loss from option contracts purchased                                     (3,175,197)
   Gain from option contracts written                                        2,622,368
   Futures trading, net                                                     12,381,041
   Forwards trading, net                                                    (6,326,025)
                                                                          ------------
    Total net realized gain from investments                                 9,866,379
                                                                          ------------
 Net change in unrealized appreciation (depreciation) of investments:
   Investment securities trading                                             1,826,684
   Loss on investment securities sold short                                 (2,280,250)
   Gain from option contracts purchased                                        134,819
   Loss from option contracts written                                         (131,972)
   Futures trading                                                          (1,432,354)
   Forwards trading                                                          6,402,074
                                                                          ------------
    Net change in unrealized appreciation (depreciation) of investments      4,519,001
                                                                          ------------
      Net realized and unrealized gain from investments                     14,385,380
                                                                          ------------
        Net increase in net assets from operations                        $ 10,734,030
                                                                          ============


                 See Accompanying Notes to Financial Statements.

                                        V

                        THE CAMPBELL MULTI-STRATEGY TRUST
           STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL (NET ASSETS)
                 FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                            Total         Shareholder's
                                                          Number of          Capital
                                                            Shares         (Net assets)
                                                        --------------    --------------
Balances at December 31, 2006                              220,871.576    $  291,882,817
                                                        --------------    --------------

Increase (decrease) in net assets from operations:
 Net investment income                                                           130,332
 Net realized loss from investments                                          (52,711,018)
 Net change in unrealized depreciation of investments                        (14,943,883)
                                                                          --------------
   Decrease in net assets from operations                                    (67,524,569)
                                                                          --------------

Capital transactions:
 Shareholder subscriptions                                  65,415.397        83,405,855
 Shareholder redemptions                                   (81,269.132)      (90,332,153)
                                                        --------------    --------------
   Total capital transactions                              (15,853.735)       (6,926,298)
                                                        --------------    --------------

Balances at December 31, 2007                              205,017.841       217,431,950
                                                        --------------    --------------

Increase (decrease) in net assets from operations:
 Net investment loss                                                          (3,651,350)
 Net realized gain from investments                                            9,866,379
 Net change in unrealized appreciation of investments                          4,519,001
                                                                          --------------
   Increase in net assets from operations                                     10,734,030
                                                                          --------------

Capital transactions:
 Shareholder subscriptions                                  29,687.855        32,253,430
 Shareholder redemptions                                   (56,121.443)      (62,190,429)
                                                        --------------    --------------
   Total capital transactions                              (26,433.588)      (29,936,999)
                                                        --------------    --------------

Balances at December 31, 2008                              178,584.253    $  198,228,981
                                                        ==============    ==============


                    See Accompanying Notes to Financial Statements.

                                           VI

                        THE CAMPBELL MULTI-STRATEGY TRUST
                              FINANCIAL HIGHLIGHTS

The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2008, 2007, 2006, 2005 and 2004. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)

                                    For the Year     For the Year     For the Year     For the Year     For the Year
                                        Ended            Ended            Ended           Ended             Ended
                                    December 31,     December 31,     December 31,     December 31,     December 31,
                                        2008             2007             2006             2005             2004
                                    -------------    -------------    -------------    -------------    -------------
Net asset value per share,
 beginning of period                $    1,060.55    $    1,321.50    $    1,332.76    $    1,147.79    $    1,052.74
                                    -------------    -------------    -------------    -------------    -------------
Income (loss) from operations:

 Net realized and unrealized
  gain (loss) on investment
  transactions (1)                          67.61          (261.47)           (7.27)          257.24           152.88

 Net investment
  income (loss) (1)                        (18.16)            0.52            (3.99)          (72.27)          (57.83)
                                    -------------    -------------    -------------    -------------    -------------
   Total from investment
    operations                              49.45          (260.95)          (11.26)          184.97            95.05
                                    -------------    -------------    -------------    -------------    -------------
Net asset value per share
 at end of period                   $    1,110.00    $    1,060.55    $    1,321.50    $    1,332.76    $    1,147.79
                                    =============    =============    =============    =============    =============
Total Return                                 4.66%          (19.75)%          (0.84)%          16.12%            9.03%
                                    =============    =============    =============    =============    =============
Total Return
 prior to performance fee                    4.66%          (19.24)%          (0.81)%          19.35%           10.34%
                                    =============    =============    =============    =============    =============
Supplemental Data

 Net Assets at the end of period    $ 198,228,981    $ 217,431,950    $ 291,882,817    $  26,557,216    $  19,691,165

Ratios to average net asset value:

 Net expenses prior to
  performance fee (3)                        3.74%            5.48%            6.34%            6.07%            5.54%

 Performance Fee                             0.00%            0.45%            0.07%            3.40%            1.73%
                                    -------------    -------------    -------------    -------------    -------------
   Net expenses (3)                          3.74%            5.93%            6.41%            9.47%            7.27%
                                    =============    =============    =============    =============    =============
 Net investment
  income (loss) (3)                         (1.66)%           0.04%           (0.32)%          (5.65)%          (5.07)%
                                    =============    =============    =============    =============    =============
Portfolio turnover rate (2)                 4,471%           1,000%             724%           1,474%           1,849%
                                    =============    =============    =============    =============    =============

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

--------------------------------------------------------------------------------

(1) Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)   Applies only to the equities portion of the portfolio.

(3) Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008 and a portion of its trading management fee equal to 0.60% of average net assets for the year ended December 2007.


                    See Accompanying Notes to Financial Statements.

                                      VII

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.    General Description of the Trust

      The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C, which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

      The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of commodity brokers, securities brokers and interbank market makers through which the Trust trades.

B.    Method of Reporting

      The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

      For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.    Cash

      Cash includes cash and short-term time deposits held at financial institutions.

D.    Futures, Forward Currency and Options on Forward Currency Contracts

      Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reported in the statement of assets and liabilities. The market value of futures contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of the last business day of the reporting period. The market value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.

      When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.    Investment Securities

      Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. Treasury bills securities are stated at cost plus accrued interest, which approximates market value.

      The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.


                                    VIII - 1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

F.    Statement of Financial Accounting Statement No. 157 Disclosure

      As of January 1, 2008, the Trust adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurement, or SFAS No. 157. SFAS No. 157 provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

      SFAS No. 157 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

      Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

      Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills.

      Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the year ended December 31, 2008, the Trust did not have any Level 3 assets or liabilities.

      The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of December 31, 2008.

                                                 Fair Value at December 31, 2008
                                                 -------------------------------

Description                            Level 1       Level 2     Level 3       Total
----------------------------------  ------------   ----------   ---------   ------------
Investments
 Investment securities              $ 50,010,603   $        0   $       0   $ 50,010,603
 Investment securities sold short    (49,673,419)           0           0    (49,673,419)
Other Financial Instruments
 Exchange traded futures contracts       135,845            0           0        135,845
 Forward currency contracts                    0      817,536           0        817,536
 Options purchased                             0       42,945           0         42,945
 Options written                               0     (263,545)          0       (263,545)
                                    ------------   ----------   ---------   ------------
Total                               $    473,029   $  596,936   $       0   $  1,069,965
                                    ============   ==========   =========   ============

G.    Income Taxes

      The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

      Management has continued to evaluate the application of Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109(FIN 48)," to the Trust, and has determined that FIN 48 does not have a material impact on the Trust's financial statements. The Trust files federal and state tax returns. The 2005 through 2008 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.


                                    VIII - 2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

H.    Offering Costs

      Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2008, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $132,691. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

      If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2008, the amount of unreimbursed offering costs incurred by the Adviser is $2,062,547.

I.    Foreign Currency Transactions

      The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

J.    Recently Issued Accounting Pronouncements

      In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (SFAS 161). SFAS 161 establishes, amoung other things, the disclosure requirements for derivative instruments and for hedging activities. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The impact on the Trust's financial statement disclosures, if any, is currently being assessed.

Note 2. INVESTMENT ADVISER

      The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trusts month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined). In August 2007, the Adviser decided to waive the monthly management fee from September 1, 2007 through December 31, 2008. During 2008, the total amount of waived management fees was $4,436,108.

Note 3. SALES FEE

      Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4. ADMINISTRATIVE EXPENSES

      Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the period ended December 31, 2008.

Note 5. DEPOSITS WITH COMMODITY BROKER

      The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the commodity broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

      The Commodity Exchange Act requires a commodity broker to segregate all customer transactions and assets from such commodity broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a commodity broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.


                                    VIII - 3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

Note 6. DEPOSITS WITH CUSTODIAN

      The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

      Assets on deposit with a custodian are subject to credit risk. In the event of a custodians insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7. SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

      Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Adviser on behalf of the Trust.

      The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

      During the year ended December 31, 2008, the Trust completed four quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

                                      Repurchase            Repurchase              Repurchase                   Repurchase
                                    March 31, 2008         June 30, 2008        September 30, 2008           December 31, 2008
                                  -----------------      -----------------      ------------------           -----------------
Commencement Date                 February 15, 2008         May 16, 2008          August 15, 2008            November 14, 2008

Percentage of
Outstanding Shares                            10.6%                 6.8%                     2.3%                         6.9%
Tendered

Percentage of
Outstanding Shares                            10.6%                 6.8%                     2.3%                         6.9%
Repurchased

Amount of Repurchase                    $26,556,075          $16,054,165               $4,876,771                  $14,703,418

      The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 8. SECURITIES TRANSACTIONS

      The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2008 were $3,557,566,811 and $3,560,434,092, respectively.

      The U.S. federal income tax basis of the Trusts investments at December 31, 2008 was as follows:

      Investment securities                                       $ 50,010,603
      Securities sold short                                        (49,673,419)
      Open forward currency contracts                                 (537,718)
      Open futures contracts                                          (571,111)
      Option contracts written                                        (263,545)
      Option contracts purchased                                        42,945

      The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $2,062,210 (gross unrealized appreciation was $2,383,775 and gross unrealized depreciation was $321,565).


                                    VIII - 4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

Note 9. OPTIONS WRITTEN

      Transactions in options written during the six months ended December 31, 2008 were as follows:

                                                        Number       Premiums
                                                     of Contracts    Received
                                                     -----------    -----------
Options outstanding at December 31, 2007                      40    $   297,027
Options written                                              610      2,616,253
Options expired                                              531     (2,274,428)
Options exercised                                             65       (347,941)
                                                     -----------    -----------
Options outstanding at December 31, 2008                      54    $   290,911
                                                     ===========    ===========

Note 10. TRADING ACTIVITIES AND RELATED RISKS

      The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

      The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

      The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

      The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at December 31, 2008 was $ 0.

      For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

      The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Shareholders bear the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, redemptions received.

      All open futures, forwards and options on forward currency contracts mature within one year.

Note 11. INDEMNIFICATIONS

      In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.


                                    VIII - 5

                                 PRIVACY POLICY


The Trust and the Adviser firmly believe that investors are entitled to the best service they can offer - and that includes the right to feel comfortable about the personal non-public information investors share with the Trust and the Adviser.

In the normal course of business, investors give the Trust and the Adviser non-public personal information. The Trust and the Adviser use this information to manage each investor's account, direct transactions and provide each investor with valuable information. The Trust and the Adviser may collect this information through forms, interviews, transaction history of an investor's account, or third parties. The information includes each investor's name, address, telephone number, social security number, transactional and financial information, as well as other personal non-public information the Trust and the Adviser may need to service an investor's account. The Trust and the Adviser maintain physical, electronic, and procedural safeguards that comply with federal standards to protect confidentiality.

Neither the Trust nor the Adviser provides customer names and addresses, or other non-public information, to outside firms, organizations or individuals, except as necessary to service investor accounts or as permitted by law. For example, in the course of regular business, the Trust may share relevant information with service providers that support the Trust and the Adviser in servicing investor accounts. These companies may use this information only for the services for which they are hired, and are not permitted to use or share this information for any other purpose.

The Trust and the Adviser require service providers to the Trust to maintain policies and procedures designed to assure that access to non-public personal information about investors is restricted to employees who need to know that information in order to provide products or services to those investors, and that the use of such information is limited to the purposes for which it was disclosed or as otherwise permitted by law. The Trust and the Adviser also require that service providers maintain strict physical, electronic and procedural safeguards designed to protect the personal information of investors that comply with federal standards.

The Trust and the Adviser will continue to adhere to the privacy policies and practices described in this Memorandum with respect to information about former Shareholders who have redeemed their Shares.




                                       IX

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust:

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the "Trust"), including the condensed of schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in shareholders' capital (net assets) for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of The Campbell Multi-Strategy Trust for the year ended December 31, 2004, were audited by other auditors whose report, dated October 24, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its shareholders' capital (net assets) for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Princeton, New Jersey
February 25, 2009

       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON COMPLETE
                             SCHEDULE OF INVESTMENTS

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Campbell Multi-Strategy Trust (the "Trust"), as of December 31, 2008, and for the year then ended and have issued our report thereon dated February 25, 2009 (which report expressed an unqualified opinion) which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Trust's complete schedule of investments in securities (the "Schedule") as of December 31, 2008 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.


DELOITTE & TOUCHE LLP

Princeton, New Jersey
February 25, 2009

Item 2. Code of Ethics

The registrant has adopted a code of ethics for its chief executive officer, chief financial officer, director of fund accounting and persons performing similar functions. The registrant has not made any material amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser's corporate secretary, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 or by calling 1-800-698-7235.

Item 3. Audit Committee Financial Expert

At a meeting of the Board of Trustees held on June 23, 2008, the Board unanimously approved a resolution re-appointing Mr. Russell Fleming as the "Audit Committee Financial Expert" as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is "independent."

Item 4. Principal Accountant Fees and Services

(a) Audit Fees - the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $65,000 for 2008 and $57,350 for 2007.

(b) Audit-Related Fees - there were no audit related fees billed to the registrant in 2008 or 2007 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - there were no tax fees billed in 2008 or 2007 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d) Other Fees - there were no other fees billed for 2008 or 2007 for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) 1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                      AUDIT COMMITTEE PRE-APPROVAL PROCESS

      The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent registered public accounting firm ("independent accountants"), including the fees to be paid therefore. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Audit Committee at each of its scheduled meetings.

      Pre-approval for a permitted non-audit service shall not be required if:
(1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

Additionally, the Audit Committee shall pre-approve the independent accountants' engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

      The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

      1. bookkeeping or other services related to the accounting records or financial statements of the Trust;

      2.    financial information systems design and implementation;

      3. appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

      4.    actuarial services;

      5.    internal audit outsourcing services;

      6.    management functions or human resources;

      7. broker or dealer, investment adviser, or investment banking services;

      8.    legal services and expert services unrelated to the audit; and

      9. any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

e) 2) No services included in b) - d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)    Not applicable as less than 50%.

g) There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2008 or 2007.

h) The registrant's Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant's investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


INVESTMENT SECURITIES
---------------------

                                                                        % of Net
                                                                         Asset
                                                Shares     Value ($)     Value
                                              ----------  ----------  ----------
Common Stocks (United States)
-----------------------------
Consumer Discretionary
  Aeropostale Inc. *                               9,024  $  145,286       0.07%
  Arbitron Inc.                                   10,415  $  138,311       0.07%
  Bed Bath & Beyond Inc. *                         3,075  $   78,167       0.04%
  Big Lots Inc. *                                  3,854  $   55,844       0.03%
  Bob Evans Farms Inc.                             2,332  $   47,643       0.02%
  Buckle Inc.                                      5,173  $  112,875       0.06%
  Buffalo Wild Wings Inc. *                        3,043  $   78,053       0.04%
  Career Education Corp. *                         4,641  $   83,260       0.04%
  Carter Holdings Inc. *                          10,375  $  199,823       0.10%
  CEC Entertainment Inc. *                         5,913  $  143,390       0.07%
  Cracker Barrel Old Country Store Inc.            3,544  $   72,971       0.04%
  Dick's Sporting Goods Inc. *                     3,335  $   47,057       0.02%
  DISH Network Corp. Cl A *                        5,887  $   65,287       0.03%
  Drew Industries Inc. *                           2,374  $   28,488       0.01%
  Eastman Kodak Co.                                5,864  $   38,585       0.02%
  Family Dollar Stores Inc.                        2,663  $   69,424       0.04%
  Foot Locker Inc.                                20,305  $  149,039       0.08%
  Gaylord Entertainment Co. *                      3,032  $   32,867       0.02%
  H&R Block Inc.                                   6,310  $  143,363       0.07%
  Harman International Industries Inc.             2,913  $   48,734       0.02%
  Jarden Corp. *                                   5,395  $   62,043       0.03%
  Matthews International Corp. Cl A                5,584  $  204,821       0.10%
  MDC Holdings Inc.                                  809  $   24,513       0.01%
  Newell Rubbermaid Inc.                           6,204  $   60,675       0.03%
  Nike Inc. Cl B                                   1,511  $   77,061       0.04%
  Nordstrom Inc.                                   4,603  $   61,266       0.03%
  Papa John's International Inc. *                 2,104  $   38,777       0.02%
  Petsmart Inc.                                    1,373  $   25,332       0.01%
  Regal Entertainment Group Cl A                   5,543  $   56,594       0.03%
  Scholastic Corp.                                 8,483  $  115,199       0.06%
  Strayer Education Inc.                           1,494  $  320,329       0.16%
  Tiffany & Co.                                    3,129  $   73,938       0.04%
  TJX Cos Inc.                                     5,974  $  122,885       0.06%
  Tractor Supply Co. *                             2,481  $   89,663       0.05%
  Urban Outfitters Inc. *                          4,097  $   61,373       0.03%
  Warnaco Group Inc. *                             2,038  $   40,006       0.03%
  WMS Industries Inc. *                            1,456  $   39,166       0.02%
  Yum! Brands Inc.                                 3,715  $  117,023       0.06%
                                                          ----------  ----------
Total Consumer Discretionary                              $3,369,131       1.70%
                                                          ----------  ----------


                 See Accompanying Notes to Financial Statements.

                                     III - 1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


Consumer Staples
  Altria Group Inc.                               18,770  $  282,676       0.14%
  BJ's Wholesale Club Inc. *                       6,311  $  216,215       0.11%
  Brown-Forman Corp. Cl B                          1,263  $   65,032       0.03%
  Campbell Soup Co.                                  304  $    9,123       0.01%
  Casey's General Stores Inc.                        831  $   18,922       0.01%
  Flowers Foods Inc.                              15,160  $  369,298       0.19%
  General Mills Inc.                              13,529  $  821,887       0.41%
  Hain Celestial Group Inc. *                      1,780  $   33,980       0.02%
  HJ Heinz Co.                                     8,871  $  333,550       0.17%
  Kroger Co.                                       3,075  $   81,211       0.04%
  Nash Finch Co.                                     971  $   43,588       0.02%
  Wal-Mart Stores Inc.                             5,654  $  316,963       0.16%
                                                          ----------  ----------
Total Consumer Staples                                    $2,592,445       1.31%
                                                          ----------  ----------

Energy
  Atlas America                                      216  $    3,208       0.00%
  Atwood Oceanics Inc. *                           5,974  $   91,283       0.05%
  Berry Pete Co. Cl A                             13,083  $   98,907       0.05%
  Cabot Oil & Gas Corp.                            1,079  $   28,054       0.01%
  Cimarex Energy Co.                               3,639  $   97,452       0.05%
  Devon Energy Corp.                               1,079  $   70,901       0.04%
  Diamond Offshore Drilling Inc.                   2,374  $  139,924       0.07%
  El Paso Corp.                                    5,662  $   44,333       0.02%
  Forest Oil Corp. *                               1,996  $   32,914       0.02%
  Kinder Morgan Management LLC *                   7,387  $  295,332       0.14%
  Lufkin Industries Inc.                           2,614  $   90,183       0.05%
  Matrix Service Co. *                             6,964  $   53,414       0.03%
  Murphy Oil Corp.                                   647  $   28,694       0.01%
  Noble Corporation                                1,511  $   33,378       0.02%
  Overseas Shipholding Group Inc.                  1,717  $   72,303       0.04%
  Penn Virginia Corp.                              1,679  $   43,620       0.02%
  PetroHawk Energy Corp. *                         2,643  $   41,310       0.02%
  Plains Exploration & Production Co. *              431  $   10,016       0.01%
  Pride International Inc. *                         969  $   15,485       0.01%
  Swift Energy Co. *                               5,014  $   84,285       0.04%
  Whiting Petroleum Corp. *                          809  $   27,069       0.01%
                                                          ----------  ----------
Total Energy                                              $1,402,065       0.71%
                                                          ----------  ----------

Financials
  Aflac Inc.                                         196  $    8,985       0.00%
  American Express Co.                             5,718  $  106,069       0.05%
  Astoria Financial Corp.                          1,117  $   18,408       0.01%
  Cash America International Inc.                  1,691  $   46,249       0.02%
  Charles Schwab Corp.                             8,563  $  138,464       0.07%
  Cullen Frost Banker Inc.                         3,135  $  158,882       0.08%
  Federated Investors Inc. Cl B                   12,515  $  212,254       0.12%
  First Midwest Bancorp Inc.                       2,610  $   52,122       0.03%


                 See Accompanying Notes to Financial Statements.

                                     III - 2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


  Goldman Sachs Group Inc.                           917  $   77,386       0.04%
  HCC Insurance Holdings Inc.                      1,608  $   43,014       0.02%
  Lincoln National Corp.                           1,996  $   37,605       0.02%
  Marsh & McLennan Cos Inc.                        7,074  $  171,686       0.09%
  MB Financial Inc.                                  166  $    4,640       0.00%
  Moodys Corp.                                     2,751  $   55,268       0.03%
  New York Community Bancorp Inc.                 10,562  $  126,322       0.06%
  Old Republic International Corp.                 4,542  $   54,141       0.03%
  Piper Jaffray Cos *                              4,107  $  163,294       0.08%
  PNC Financial Services Group                       543  $   26,607       0.01%
  Principal Financial Group Inc.                   1,996  $   45,050       0.02%
  Prosperity Bancshares Inc.                       1,197  $   35,419       0.02%
  Prudential Financial Inc.                        1,402  $   42,425       0.02%
  SEI Investments Company                          3,398  $   53,383       0.03%
  Signature Bank *                                   495  $   14,202       0.01%
  State Street Corp.                                 485  $   19,075       0.01%
  Sterling Bancshares Inc.                        22,676  $  137,870       0.07%
  Susquehanna Bancshares Inc.                      4,519  $   71,897       0.04%
  SVB Financial Group *                            7,523  $  197,328       0.10%
  TD Ameritrade Holding Corp. *                    2,805  $   39,971       0.02%
  UMB Financial Corp.                                546  $   26,830       0.01%
  Unum Group                                         494  $    9,188       0.00%
  Waddell & Reed Financial Inc. Cl A               5,551  $   85,818       0.04%
  Zenith National Insurance Corp.                  3,237  $  102,192       0.05%
                                                          ----------  ----------
Total Financials                                          $2,382,044       1.20%
                                                          ----------  ----------

Health Care
  Alexion Pharmaceuticals Inc. *                   7,143  $  258,505       0.13%
  Align Technology Inc. *                          8,915  $   78,006       0.04%
  American Medical Systems Holdings Inc. *         5,033  $   45,247       0.02%
  Analogic Corp.                                   2,383  $   65,008       0.03%
  Baxter International Inc.                        7,812  $  418,645       0.21%
  Catalyst Health Solutions Inc. *                 2,665  $   64,893       0.03%
  Celera Corp. *                                     852  $    9,483       0.00%
  Cigna Corp.                                        588  $    9,908       0.00%
  Henry Schein Inc. *                              1,487  $   54,558       0.03%
  Hill-Rom Holdings                               10,950  $  180,237       0.09%
  Illumina Inc. *                                  1,348  $   35,115       0.02%
  Isis Pharmaceuticals Inc. *                      1,492  $   21,157       0.01%
  Life Technologies Corp. *                        1,841  $   42,914       0.02%
  Magellan Health Services Inc. *                  2,211  $   86,583       0.04%
  Martek Biosciences Corp. *                       1,323  $   40,100       0.02%
  Medtronic Inc.                                   4,963  $  155,937       0.08%
  NuVasive Inc. *                                  6,151  $  213,132       0.11%
  Owens & Minor Inc.                               5,804  $  218,521       0.11%
  Parexel International Corp. *                      767  $    7,448       0.00%
  Patterson Co. *                                 11,550  $  216,563       0.11%
  Perkinelmer Inc.                                 7,141  $   99,331       0.05%


                 See Accompanying Notes to Financial Statements.

                                     III - 3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


  Phase Forward Inc. *                             6,357  $   79,590       0.04%
  Psychiatric Solutions Inc. *                     1,618  $   45,061       0.02%
  Sirona Dental Systms Inc. *                     11,014  $  115,647       0.06%
  SonoSite Inc. *                                  1,120  $   21,370       0.01%
  STERIS Corp.                                    20,898  $  499,253       0.25%
  Stryker Corp.                                    1,133  $   45,263       0.02%
  Techne Corp.                                     2,128  $  137,299       0.07%
  Thermo Fisher Scientific Inc. *                  2,751  $   93,727       0.05%
  United Therapeutics Corp. *                        896  $   56,045       0.05%
  WellCare Health Plans Inc. *                     3,044  $   39,146       0.02%
                                                          ----------  ----------
Total Health Care                                         $3,453,692       1.74%
                                                          ----------  ----------

Industrials
  AAR Corp. *                                      3,633  $   66,884       0.03%
  Actuant Corp.                                    4,154  $   79,009       0.04%
  Albany International Corp. Cl A                  2,158  $   27,709       0.01%
  Alexander & Baldwin Inc.                         3,298  $   82,648       0.04%
  Ametek Inc.                                        492  $   14,863       0.01%
  Apogee Enterprises Inc.                         10,160  $  105,258       0.05%
  Astec Industries Inc. *                          2,913  $   91,264       0.05%
  Baldor Electric Co.                              3,668  $   65,474       0.03%
  BE Aerospace Inc. *                              3,737  $   28,738       0.01%
  Belden Inc.                                        324  $    6,765       0.00%
  Brady Corp.                                      1,733  $   41,505       0.02%
  Bucyrus International Inc. Cl A                  4,421  $   81,877       0.04%
  Burlington Northern Santa Fe Corp.               3,609  $  273,237       0.14%
  Clarcor Inc.                                       498  $   16,524       0.01%
  Cooper Industries Ltd. Cl A                        159  $    4,648       0.00%
  Copart Inc. *                                    5,164  $  140,409       0.07%
  Costar Group Inc. *                              1,455  $   47,928       0.02%
  Covanta Holding Corp. *                          2,427  $   53,297       0.03%
  CSX Corp.                                        9,637  $  312,913       0.16%
  Cummins Inc.                                     6,905  $  184,571       0.09%
  Curtiss Wright Corp.                             1,504  $   50,219       0.03%
  Danaher Corp.                                    3,345  $  189,360       0.10%
  Dycom Industries Inc. *                          5,642  $   46,377       0.02%
  ESCO Technologies Inc. *                           830  $   33,989       0.02%
  Franklin Electric Co. Inc.                       9,475  $  266,342       0.13%
  FTI Consulting Inc. *                            1,942  $   86,769       0.04%
  Gardner Denver Inc. *                            3,960  $   92,426       0.05%
  General Cable Corp. *                            6,634  $  117,355       0.06%
  General Electric Co.                             1,942  $   31,460       0.02%
  Geo Group Inc. *                                 2,658  $   47,924       0.02%
  Granite Construction Inc.                        1,996  $   87,684       0.04%
  Herman Miller Inc.                              12,133  $  158,093       0.08%
  Hexcel Corporation *                            13,043  $   96,388       0.05%
  HNI Corp.                                        4,046  $   64,089       0.03%
  Iron Mountain Inc. *                             6,311  $  156,071       0.08%


                 See Accompanying Notes to Financial Statements.

                                     III - 4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


  ITT Corp.                                        2,378  $  109,364       0.06%
  JB Hunt Transport Services Inc.                  4,733  $  124,336       0.06%
  Kansas City Southern *                           8,044  $  153,238       0.08%
  Kaydon Corp.                                     4,379  $  150,419       0.08%
  Korn Ferry International *                      13,933  $  159,115       0.08%
  Layne Christensen Co. *                          1,295  $   31,093       0.02%
  Lennox International Inc.                        2,158  $   69,682       0.04%
  Mueller Industries Inc.                          3,546  $   88,934       0.04%
  Navigant Consulting Co. *                        7,174  $  113,851       0.06%
  Nordson Corp.                                    7,052  $  227,709       0.11%
  Norfolk Southern Corp.                           5,882  $  276,748       0.14%
  Orbital Sciences Corp. *                         1,260  $   24,608       0.01%
  Pentair Inc.                                     6,433  $  152,269       0.08%
  Quanta Services Inc. *                           8,038  $  159,152       0.08%
  Robbins & Myers Inc.                             2,643  $   42,737       0.02%
  RR Donnelley & Sons Co.                          5,664  $   76,917       0.04%
  Ryder System Inc.                                1,416  $   54,912       0.03%
  Southwest Airlines Co.                           1,772  $   15,275       0.01%
  Stericycle Inc. *                                6,363  $  331,385       0.17%
  Tetra Tech Inc. *                                3,283  $   79,284       0.04%
  Union Pacific Corp.                              5,967  $  285,223       0.14%
  United Technologies Corp.                        2,589  $  138,770       0.07%
  Valmont Industries Inc.                          1,509  $   92,592       0.05%
  Wabtec Corp.                                       530  $   21,068       0.02%
  Waste Connections Inc. *                         2,507  $   79,146       0.04%
  Woodward Governor Co.                            8,732  $  201,011       0.10%
  WW Grainger Inc.                                 2,589  $  204,117       0.10%
                                                          ----------  ----------
Total Industrials                                         $6,713,022       3.39%
                                                          ----------  ----------
Information Technology
  Activision Blizzard Inc. *                      25,785  $  222,782       0.11%
  Adobe Systems Inc. *                             8,305  $  176,813       0.09%
  Agilent Technologies Inc. *                     16,830  $  263,053       0.13%
  Amphenol Corp. Cl A                              3,129  $   75,033       0.04%
  Ariba Inc. *                                     8,625  $   62,186       0.03%
  Atheros Communications Inc. *                    6,665  $   95,376       0.05%
  Autodesk Inc. *                                  2,963  $   58,223       0.03%
  Avid Technology Inc. *                          14,628  $  159,591       0.08%
  Blackboard Inc. *                                  791  $   20,748       0.01%
  Broadcom Corp. Cl A *                            7,176  $  121,777       0.06%
  Cisco Systems Inc. *                             4,220  $   68,786       0.03%
  Commscope Inc. *                                 3,673  $   57,078       0.03%
  Concur Technologies Inc. *                       2,915  $   95,670       0.05%
  Daktronics Inc.                                  5,412  $   50,656       0.03%
  Earthlink Inc. *                                 8,413  $   56,872       0.03%
  FEI Co. *                                        3,824  $   72,121       0.04%
  Global Payments Inc.                            12,659  $  415,089       0.21%
  Harris Corp.                                     1,646  $   62,630       0.03%

                 See Accompanying Notes to Financial Statements.

                                     III - 5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


  Ingram Micro Inc. Cl A *                         8,841  $  118,381       0.06%
  Linear Technology Corp.                          1,164  $   25,748       0.01%
  Mantech International Corp. *                      680  $   36,849       0.02%
  Mettler Toledo International Inc. *                593  $   39,968       0.02%
  Microsemi Corp. *                               19,886  $  251,359       0.13%
  Molex Inc.                                       5,718  $   82,854       0.04%
  National Instruments Corp.                       5,448  $  132,713       0.07%
  National Semiconductor Corp.                     9,078  $   91,415       0.05%
  NCR Corp. *                                      9,756  $  137,950       0.07%
  Netlogic Microsystems Inc. *                     5,071  $  111,613       0.06%
  Oracle Corp. *                                   5,125  $   90,866       0.05%
  Perot Systems Corporation *                      4,289  $   58,631       0.03%
  Plantronics Inc.                                 4,524  $   59,717       0.03%
  Polycom Inc. *                                  10,960  $  148,070       0.07%
  Progress Software Corp. *                        7,651  $  147,358       0.07%
  Red Hat Inc. *                                  12,029  $  159,023       0.08%
  Salesforce.com Inc. *                            1,161  $   37,164       0.02%
  Semtech Corp. *                                  8,392  $   94,578       0.05%
  Silicon Laboratories Inc. *                      5,114  $  126,725       0.06%
  Sybase Inc. *                                   10,065  $  249,310       0.13%
  Synaptics Inc. *                                12,449  $  206,155       0.10%
  Synopsys Inc. *                                  3,688  $   68,302       0.03%
  Tech Data Corp. *                                4,605  $   82,153       0.04%
  VASCO Data Security International
    Inc. *                                         6,290  $   64,976       0.03%
  Verisign Inc. *                                  6,088  $  116,159       0.06%
  Western Digital Corp. *                          6,527  $   74,734       0.04%
  Xilinx Inc.                                      3,398  $   60,552       0.03%
                                                          ----------  ----------
Total Information Technology                              $5,007,807       2.53%
                                                          ----------  ----------

Materials
  Air Products & Chemicals Inc.                    1,942  $   97,624       0.05%
  Amcol International Corp.                        3,902  $   81,747       0.04%
  Brush Engineered Materials Inc. *                1,402  $   17,833       0.01%
  Cabot Corp.                                      4,585  $   70,151       0.04%
  Dow Chemical Corp.                              11,544  $  174,199       0.09%
  Eagle Materials Inc.                             6,959  $  128,115       0.06%
  El Du Pont de Nemours & Co.                      2,751  $   69,600       0.04%
  Freeport-McMoRan Copper & Gold Inc.                539  $   13,173       0.01%
  Greif Inc. Cl A                                    634  $   21,195       0.01%
  MeadWestvaco Corp.                               1,813  $   20,287       0.01%
  Minerals Technologies Inc.                       5,426  $  221,923       0.11%
  Monsanto Co.                                       917  $   64,511       0.03%
  Pactiv Corp. *                                   6,582  $  163,760       0.08%
  Reliance Steel & Aluminum Co.                    2,751  $   54,855       0.03%
  Sensient Technologies Corp.                        807  $   19,271       0.01%
  Silgan Holdings Inc.                             2,051  $   98,058       0.05%
  Steel Dynamics Inc.                             14,846  $  165,978       0.08%
  Weyerhaeuser Co.                                 2,535  $   77,596       0.04%


                 See Accompanying Notes to Financial Statements.

                                     III - 6

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


                                                         -----------  ----------
 Total Materials                                         $ 1,559,876       0.79%
                                                         -----------  ----------
 Telecommunication Services
   American Tower *                                 162  $     4,750       0.00%
   Crown Castle International *                   2,967  $    52,160       0.03%
   Frontier Communications Corp.                  6,150  $    53,751       0.03%
   Global Crossing Ltd. *                           432  $     3,430       0.00%
   Leap Wireless International Inc. *               270  $     7,260       0.00%
   NII Holdings Inc. *                            2,410  $    43,814       0.02%
   SBA Communications Corp. Cl A *                1,102  $    17,985       0.01%
                                                         -----------  ----------
 Total Telecommunication Services                        $   183,150       0.09%
                                                         -----------  ----------

 Utilities
   Allete Inc.                                      872  $    28,139       0.01%
   FirstEnergy Corp.                              1,948  $    94,634       0.05%
   Hawaiian Electric Industries Inc.             17,886  $   395,996       0.20%
   Integrys Energy Group Inc.                     5,222  $   224,442       0.11%
   Northwest Natural Gas Co.                      7,012  $   310,141       0.16%
   Oneok Inc.                                     4,046  $   117,820       0.06%
   UGI Corp.                                      1,215  $    29,670       0.01%
                                                         -----------  ----------
 Total Utilities                                         $ 1,200,842       0.60%
                                                         -----------  ----------
Total Common Stocks (United States)                      $27,864,074      14.06%
 (cost - $27,026,350)                                    -----------  ----------

                                                                        % of Net
                                                                         Asset
                                                Shares     Value ($)     Value
                                              ----------  ----------  ----------
Common Stocks (Non-United States)
---------------------------------
Bermuda
 Energy
   Tsakos Energy Navigation Ltd.                   5,071  $   92,901       0.05%
                                                          ----------  ----------
 Total Energy                                             $   92,901       0.05%
                                                          ----------  ----------

 Financials

   Endurance Specialty Holdings
   Ltd. Everest Reinsurance                        3,200  $   97,696       0.05%
   Group Ltd.                                      1,116  $   84,972       0.04%
   Willis Group Holdings Ltd.                      1,025  $   25,502       0.01%
                                                          ----------  ----------
 Total Financials                                         $  208,170       0.10%
                                                          ----------  ----------

 Information Technology
   Accenture Ltd.                                  4,855  $  159,195       0.08%
                                                          ----------  ----------
 Total Information Technology                             $  159,195       0.08%
                                                          ----------  ----------

Total Bermuda                                             $  460,266       0.23%
                                                          ----------  ----------


                 See Accompanying Notes to Financial Statements.

                                     III - 7

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


Brazil
 Consumer Staples
   Cia de Bebidas das Americas                    2,211  $   97,969        0.05%
   Companhia Brasileira de Distribuicao Grupo
   Pao de Acucar Adr                              5,718  $  157,588        0.08%
                                                         ----------  -----------
 Total Consumer Staples                                  $  255,557        0.13%
                                                         ----------  -----------

 Utilities
   Cia de Saneamento Basico do Estado de Sao
   Paulo Adr *                                    3,133  $   75,850        0.04%
   Cia Energetica de Minas Gerais Adr             5,395  $   74,127        0.04%
                                                         ----------  -----------
 Total Utilities                                         $  149,977        0.08%
                                                         ----------  -----------

Total Brazil                                             $  405,534        0.21%
                                                         ----------  -----------

Canada
 Consumer Discretionary
   Gildan Activewear Inc. *                       3,075  $   36,162        0.02%
                                                         ----------  -----------
 Total Consumer Discretionary                            $   36,162        0.02%
                                                         ----------  -----------

 Energy
   Cameco Corp.                                   8,366  $  144,314        0.07%
   Enbridge Inc.                                  1,593  $   51,725        0.03%
   Ultra Petroleum Corp. *                        3,235  $  111,640        0.06%
                                                         ----------  -----------
 Total Energy                                            $  307,679        0.16%
                                                         ----------  -----------

 Financials
   Bank Of Montreal                               3,789  $   97,339        0.05%
   Bank of Nova Scotia                            2,152  $   58,534        0.03%
   Brookfields Asset Management Inc. Cl A         5,340  $   81,542        0.04%
   Royal Bank of Canada                           1,212  $   35,948        0.02%
   Toronto-Dominion Bank                          2,927  $  104,991        0.05%
                                                         ----------  -----------
 Total Financials                                        $  378,354        0.19%
                                                         ----------  -----------

 Information Technology
   Research In Motion Ltd. *                      1,719  $   69,757        0.04%
                                                         ----------  -----------
 Total Information Technology                            $   69,757        0.04%
                                                         ----------  -----------

Total Canada                                             $  791,952        0.41%
                                                         ----------  -----------

Cayman Islands
 Energy
   Transocean Ltd. *                              2,266  $  107,069        0.05%
                                                         ----------  -----------
 Total Energy                                            $  107,069        0.05%
                                                         ----------  -----------

Channel Islands


                 See Accompanying Notes to Financial Statements.

                                    III - 8

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


 Materials
   Randgold Resources Ltd.                        2,361  $  103,695        0.05%
                                                         ----------  -----------
 Total Materials                                         $  103,695        0.05%
                                                         ----------  -----------

Denmark
 Health Care
   Novo-Nordisk A/S Vormals Novo Adr                731  $   37,566        0.02%
                                                         ----------  -----------
 Total Health Care                                       $   37,566        0.02%
                                                         ----------  -----------

France
 Telecommunication Services
   France Telecom Adr                             3,996  $  112,168        0.06%
                                                         ----------  -----------
 Total Telecommunication Services                        $  112,168        0.06%
                                                         ----------  -----------

Germany
 Telecommunication Services
   Deutsche Telekom AG Bonn                       4,302  $   65,821        0.03%
                                                         ----------  -----------
 Total Telecommunication Services                        $   65,821        0.03%
                                                         ----------  -----------

Great Britain
 Materials
   Anglo American PLC                             6,754  $   78,481        0.04%
                                                         ----------  -----------
 Total Materials                                         $   78,481        0.04%
                                                         ----------  -----------

India
 Financials
   HDFC Bank Ltd.                                   643  $   45,897        0.02%
                                                         ----------  -----------
 Total Financials                                        $   45,897        0.02%
                                                         ----------  -----------

Israel
 Information Technology
   Check Point Software Technologies *           11,382  $  216,144        0.11%
                                                         ----------  -----------
 Total Information Technology                            $  216,144        0.11%
                                                         ----------  -----------

Japan
 Consumer Discretionary
   ABC-Mart Inc.                                    500  $   18,147        0.01%
   Autobacs Seven Co. Ltd.                        2,300  $   52,774        0.03%
   Benesse Corp.                                  2,400  $  104,049        0.05%
   Bridgestone Corp.                              2,900  $   42,452        0.02%
   Don Quijote Co.                                6,900  $  135,945        0.07%
   Exedy Corp.                                    5,200  $   50,881        0.03%
   Fast Retailing                                   400  $   57,275        0.03%
   Fuji Heavy Industries Ltd.                    12,000  $   31,638        0.02%
   Gunze Ltd.                                    38,000  $  123,243        0.06%
   Hikari Tsushin Inc.                            3,400  $   63,237        0.03%


                 See Accompanying Notes to Financial Statements.

                                    III - 9

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Japan Wool Textile                            29,000  $  197,705        0.10%
   Kanto Auto Works                               2,300  $   25,601        0.01%
   Kohnan Shoji Co.                                 400  $    5,291        0.00%
   Koito Manufacturing Co. Ltd.                  12,000  $   72,675        0.04%
   Komeri Co.                                     6,000  $  143,629        0.07%
   Kurabo Industries                             31,000  $   50,954        0.03%
   Musashi Seimitsu Industry Co. Ltd.            18,700  $  159,461        0.08%
   Nippon Seiki Co.                               6,000  $   34,749        0.02%
   Nissan Shatai Co.                             16,000  $   96,018        0.05%
   Nisshinbo Industries Inc.                      4,000  $   29,653        0.01%
   Pacific Industrial Co.                         4,000  $   10,987        0.01%
   PanaHome Corp.                                 6,000  $   35,080        0.02%
   Panasonic Corp. Adr                            8,209  $  102,120        0.05%
   Panasonic Corporation                          4,000  $   49,112        0.02%
   Pioneer Corp.                                  9,000  $   16,183        0.01%
   Point Inc.                                       630  $   34,332        0.02%
   Rakuten Inc. *                                   151  $   94,948        0.05%
   Rinnai Corp.                                   2,700  $  104,247        0.05%
   Sankyo Co.                                     4,600  $  228,351        0.10%
   Sega Sammy Holdings                            7,900  $   90,199        0.05%
   Sekisui Chemical                              27,000  $  165,604        0.08%
   Shimachu Co.                                   4,400  $   97,319        0.05%
   Showa Corp.                                    5,900  $   20,632        0.01%
   Stanley Electric                               6,100  $   62,783        0.03%
   Sumitomo Forestry Co.                          1,200  $    9,584        0.00%
   Tachi-S Co. Ltd.                              10,100  $   53,815        0.03%
   Toho Co.                                       1,900  $   39,949        0.02%
   Tokyo Dome Corp.                              22,000  $   81,059        0.04%
   Tokyo Style                                   19,000  $  135,400        0.07%
   Toyota Auto Body                               2,600  $   37,430        0.02%
   USS Co. Ltd.                                   2,190  $  114,513        0.06%
                                                         ----------  -----------
 Total Consumer Discretionary                            $3,079,024        1.55%
                                                         ----------  -----------

 Consumer Staples
   Aeon Co.                                      11,500  $  113,161        0.06%
   Arcs Co.                                         400  $    6,632        0.00%
   Asahi Breweries                               13,700  $  232,590        0.12%
   Circle K Sunkus Co.                            3,000  $   53,745        0.03%
   Coca-Cola West Company Limited                 9,400  $  201,688        0.10%
   FamilyMart Co. Ltd.                            4,500  $  194,098        0.10%
   Fuji Oil Co.                                   5,100  $   71,451        0.04%
   J-Oil Mills Inc.                              69,000  $  282,394        0.14%
   Kobayashi Pharmaceutical Co.                   1,300  $   55,069        0.03%
   Kose Corp.                                     1,700  $   42,008        0.02%
   Mitsui Sugar                                   1,000  $    3,773        0.00%
   Nichirei Corp.                                17,000  $   79,702        0.04%
   Nisshin Oillio Group Ltd.                     56,000  $  321,236        0.16%
   Nisshin Seifun Group Inc.                      5,000  $   64,644        0.03%


                See Accompanying Notes to Financial Statements.

                                    III - 10

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Takara Holdings                                6,000  $    34,948       0.02%
   Unicharm Corp.                                 3,000  $   223,718       0.11%
   Yakult Honsha                                    400  $     8,424       0.00%
                                                         -----------  ----------
 Total Consumer Staples                                  $ 1,989,281       1.00%
                                                         -----------  ----------

 Energy
   Showa Shell Sekiyu KK                         37,700  $   364,315       0.18%
                                                         -----------  ----------
 Total Energy                                            $   364,315       0.18%
                                                         -----------  ----------

 Financials
   77 Bank                                       20,000  $   106,784       0.05%
   Aeon Credit                                   15,300  $   158,317       0.08%
   Aeon Mall Co.                                 11,900  $   224,610       0.12%
   Bank Of Iwate                                  1,800  $   110,800       0.06%
   Century Leasing                               14,000  $   122,317       0.06%
   Chugoku Bank                                   8,000  $   121,787       0.06%
   Credit Saison Co.                              4,400  $    59,071       0.03%
   Daiwa House Industry Co.                       3,000  $    28,627       0.01%
   Daiwa Securities Group Inc.                   20,000  $   116,051       0.06%
   Fuji Fire & Marine Insurance Co.              43,000  $    63,089       0.03%
   Gunma Bank                                    13,000  $    81,169       0.04%
   Hachijuni Bank                                26,000  $   146,564       0.07%
   Hitachi Capital                                7,800  $    95,510       0.05%
   Hokkoku Bank                                  52,000  $   179,548       0.09%
   Hyakugo Bank                                  18,000  $   107,424       0.05%
   IBJ Leasing Co.                                4,600  $    82,003       0.04%
   Iyo Bank                                      11,000  $   134,451       0.07%
   Jafco Co.                                      8,100  $   201,495       0.11%
   Keiyo Bank                                    29,000  $   146,520       0.07%
   Leopalace21 Corp.                              9,400  $    93,222       0.05%
   Mitsubishi UFJ Financial Group Inc.           19,000  $   115,069       0.06%
   Mitsubishi UFJ Lease & Finance Co.             2,780  $    68,848       0.03%
   Nagoya Bank                                    6,000  $    32,631       0.02%
   Nanto Bank                                     1,000  $     5,714       0.00%
   Nipponkoa Insurance Co. Ltd.                  10,000  $    75,565       0.04%
   Nishi Nippon City Bank Ltd.                   14,000  $    39,691       0.02%
   Ogaki Kyoritsu Bank                           19,000  $    87,821       0.04%
   ORIX Corp.                                     1,370  $    75,414       0.04%
   Osaka Securities Exchange                         45  $   196,580       0.11%
   Ricoh Leasing Co.                              2,300  $    40,976       0.02%
   San-In Godo Bank                               1,000  $     7,987       0.00%
   SBI Holdings                                     825  $   123,318       0.06%
   Shiga Bank                                    29,000  $   188,108       0.09%
   Suruga Bank                                   13,000  $   125,913       0.06%
   Toho Bank                                      2,000  $     8,671       0.01%
                                                         -----------  ----------
 Total Financials                                        $ 3,571,665       1.80%
                                                         -----------  ----------

Health Care


                 See Accompanying Notes to Financial Statements.

                                    III - 11

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Astellas Pharma Inc.                             400  $    16,018       0.01%
   BML Inc.                                       6,700  $   146,269       0.05%
   Hisamitsu Pharmaceutical Co. Inc.              9,800  $   395,676       0.20%
   Kissei Pharmaceutical Co.                      1,000  $    30,778       0.02%
   Mochida Pharmaceutical Co.                     1,000  $    11,947       0.01%
   Nihon Kohden                                   1,600  $    37,154       0.02%
   Nippon Shinyaku Co.                            6,000  $    70,689       0.04%
   Suzuken Co.                                    2,000  $    58,908       0.03%
   Terumo Corp.                                   1,200  $    55,201       0.03%
                                                         -----------  ----------
 Total Health Care                                       $   822,640       0.41%
                                                         -----------  ----------

 Industrials
   Asahi Diamond Industrial Co.                   2,000  $    11,098       0.01%
   Central Glass                                 55,000  $   218,423       0.11%
   Central Japan Railway Co.                         49  $   420,000       0.21%
   Chiyoda Integre Co.                              200  $     2,403       0.00%
   COMSYS Holdings Corp.                          8,000  $    73,161       0.04%
   Fujitec Co.                                   11,000  $    39,195       0.02%
   Futaba Corp.                                  13,600  $   170,431       0.09%
   Hanwa Co.                                     16,000  $    49,421       0.02%
   Hitachi Transport System Ltd.                  9,000  $   133,138       0.07%
   JGC Corp.                                      9,000  $   129,862       0.07%
   JS Group Corp.                                 2,500  $    38,058       0.02%
   Kinden Corp.                                  18,000  $   160,640       0.08%
   Kitz Corp.                                     4,000  $    12,179       0.01%
   Kyokuto Kaihatsu Kogyo Co.                     5,600  $    20,263       0.01%
   Kyowa Exeo Corp.                               6,000  $    63,607       0.03%
   Maeda Corp.                                    6,000  $    23,828       0.01%
   Meitec Corp.                                   8,700  $   147,991       0.07%
   MISUMI Group Inc.                             15,700  $   183,758       0.09%
   Mitsubishi Logistics                           8,000  $    98,753       0.05%
   Miura Co.                                        800  $    19,415       0.01%
   Nagase & Co.                                   3,000  $    28,825       0.01%
   Nagoya Railroad                               33,000  $   104,843       0.05%
   NEC Networks & System Integration Corp.        1,500  $    18,036       0.01%
   Nippon Express Co.                            62,000  $   255,797       0.13%
   Nippon Signal Co.                             16,000  $   106,431       0.05%
   Nishimatsu Construction Co.                   85,000  $   125,648       0.06%
   Nitta Corp.                                    4,000  $    52,068       0.03%
   Obayashi Corp.                                19,000  $   111,087       0.06%
   Sankyu Inc.                                   17,000  $    61,324       0.03%
   Sanwa Holdings Corp.                          16,000  $    60,541       0.03%
   Shimizu Corp.                                 18,000  $   103,254       0.05%
   Shinmaywa Industries Ltd.                     21,000  $    56,062       0.03%
   Tadano Ltd.                                    7,000  $    36,293       0.02%
   Taikisha Ltd.                                  7,900  $   111,201       0.06%
   Ushio Inc.                                     1,900  $    24,670       0.01%
   West Japan Railway Co.                            57  $   257,176       0.13%


                See Accompanying Notes to Financial Statements.

                                    III - 12

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Yamato Holdings Co.                            7,000  $    89,575       0.05%
                                                         -----------  ----------
 Total Industrials                                       $ 3,618,455       1.83%
                                                         -----------  ----------

 Information Technology
   Brother Industries Ltd.                       21,700  $   126,154       0.06%
   Canon Inc. Adr                                 1,888  $    59,283       0.03%
   Citizen Holdings                              38,600  $   136,260       0.07%
   DTS Corporation                               10,500  $    97,297       0.05%
   Hamamatsu Photonics KK                         7,500  $   141,147       0.07%
   Hitachi                                       47,000  $   178,875       0.09%
   Hitachi Information Systems Ltd.               3,300  $    67,420       0.03%
   Hitachi Maxell                                13,600  $   124,973       0.06%
   Hosiden Corp.                                  1,400  $    21,622       0.01%
   Ines Corp.                                     7,800  $    39,151       0.02%
   Koa Corp.                                      1,800  $    10,107       0.01%
   Konami Corp.                                   5,000  $   125,758       0.06%
   NEC Corp.                                      2,000  $     6,553       0.00%
   Net One Systems                                   19  $    37,790       0.02%
   Nidec Corp.                                    3,500  $   132,819       0.07%
   Nihon Unisys Ltd.                             34,900  $   281,048       0.14%
   Nippon Electric Glass Co.                     17,000  $    86,828       0.04%
   Obic Co. Ltd.                                  1,180  $   189,919       0.10%
   Otsuka Shokai                                    300  $    13,436       0.01%
   Shimadzu Corp.                                35,000  $   215,058       0.11%
   Square Enix Holdings Co. Ltd.                  8,700  $   275,924       0.14%
   Toshiba TEC Corp.                             21,000  $    62,085       0.03%
   Works Applications                               165  $    96,834       0.05%
                                                         -----------  ----------
 Total Information Technology                            $ 2,526,341       1.27%
                                                         -----------  ----------

 Materials
   ADEKA Corp.                                    1,400  $    10,147       0.01%
   Air Water                                     11,000  $    95,742       0.05%
   Daido Steel                                    3,000  $     8,836       0.00%
   Fuji Seal International Inc.                   3,600  $    57,108       0.03%
   Godo Steel Ltd.                               83,000  $   227,071       0.11%
   Hitachi Metals                                12,000  $    54,407       0.03%
   Kansai Paint                                  12,000  $    60,232       0.03%
   Kureha Corp.                                   8,000  $    39,272       0.02%
   Mitsubishi Steel Manufacturing                27,000  $    68,803       0.03%
   Mitsui Mining Co.                             16,000  $    23,298       0.01%
   Nakayama Steel Works                          97,000  $   234,341       0.12%
   Nifco Inc.                                    20,900  $   206,810       0.10%
   Nihon Parkerizing Co. Ltd.                    35,000  $   298,456       0.15%
   Nippon Soda                                   32,000  $   125,317       0.06%
   Nissan Chemical Industries Ltd.               18,000  $   169,774       0.09%
   NOF Corp.                                     18,000  $    69,895       0.04%
   OJI Paper Co.                                 43,000  $   249,035       0.13%
   Okabe Co.                                      7,900  $    35,644       0.02%


                See Accompanying Notes to Financial Statements.

                                    III - 13

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Shin-Etsu Polymer Co.                         13,900  $    65,935       0.03%
   Sumitomo Osaka Cement Co. Ltd.                 4,000  $    10,017       0.01%
   Teijin Ltd.                                    1,000  $     2,769       0.00%
   Toagosei Co.                                  33,000  $    97,562       0.05%
   Topy Industries Ltd.                          11,000  $    19,294       0.01%
   Yodogawa Steel Works                          43,000  $   176,454       0.09%
                                                         -----------  ----------
 Total Materials                                         $ 2,406,219       1.22%
                                                         -----------  ----------

 Telecommunication Services
   KDDI Corp.                                        32  $   224,159       0.11%
   Okinawa Cellular Telephone Co.                     1  $     2,146       0.00%
                                                         -----------  ----------
 Total Telecommunication Services                        $   226,305       0.11%
                                                         -----------  ----------

 Utilities
   Chugoku Electric Power Co.                     3,700  $    96,735       0.06%
   Tohoku Electric Power Co.                        400  $    10,745       0.01%
                                                         -----------  ----------
 Total Utilities                                         $   107,480       0.07%
                                                         -----------  ----------

Total Japan                                              $18,711,725       9.44%
                                                         -----------  ----------

Mexico
 Consumer Discretionary
   Desarrolladora Homex SAB de CV *               2,026  $    46,254       0.02%
   Grupo Televisa SA Adr                          8,325  $   124,376       0.07%
                                                         -----------  ----------
 Total Consumer Discretionary                            $   170,630       0.09%
                                                         -----------  ----------

 Materials
   Cemex S.A.B. De C.V. Adr *                        31  $       283       0.00%
                                                         -----------  ----------
 Total Materials                                         $       283       0.00%
                                                         -----------  ----------

Total Mexico                                             $   170,913       0.09%
                                                         -----------  ----------

Netherlands
 Energy
   Core Laboratories NV                             755  $    45,194       0.02%
                                                         -----------  ----------
 Total Energy                                            $    45,194       0.02%
                                                         -----------  ----------

People's Republic Of China
 Consumer Discretionary
   Ctrip.com International Ltd. Adr                 169  $     4,022       0.00%
                                                         -----------  ----------
 Total Consumer Discretionary                            $     4,022       0.00%
                                                         -----------  ----------

 Information Technology
   Shanda Interactive Entertainment Ltd. *          289  $     9,352       0.00%
   Sina Corp. *                                   4,046  $    93,665       0.05%
   Sohu.com Inc. *                                2,832  $   134,067       0.07%


                 See Accompanying Notes to Financial Statements.

                                    III - 14

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


                                                         -----------  ----------
 Total Information Technology                            $   237,084       0.12%
                                                         -----------  ----------

Total People's Republic Of China                         $   241,106       0.12%
                                                         -----------  ----------


Russia
 Telecommunication Services
   Vimpel-Communications Adr                      3,992  $    28,583       0.01%
                                                         -----------  ----------
 Total Telecommunication Services                        $    28,583       0.01%
                                                         -----------  ----------

Spain
 Financials
   Banco Bilbao Vizcaya Argentaria SA Adr         7,734  $    96,598       0.05%
                                                         -----------  ----------
 Total Financials                                        $    96,598       0.05%
                                                         -----------  ----------

Switzerland
 Financials
   Ace Limited                                    3,504  $   185,432       0.09%
                                                         -----------  ----------
 Total Financials                                        $   185,432       0.09%
                                                         -----------  ----------

 Health Care
   Alcon Inc.                                     1,240  $   110,596       0.06%
                                                         -----------  ----------
 Total Health Care                                       $   110,596       0.06%
                                                         -----------  ----------

 Materials
   Syngenta AG Adr                                1,672  $    65,442       0.03%
                                                         -----------  ----------
 Total Materials                                         $    65,442       0.03%
                                                         -----------  ----------

Total Switzerland                                        $   361,470       0.18%
                                                         -----------  ----------

Taiwan Republic Of China
 Telecommunication Services
   Chunghwa Telecom Co. Ltd. Adr                  4,253  $    66,347       0.03%
                                                         -----------  ----------
 Total Telecommunication Services                        $    66,347       0.03%

                                                         -----------  ----------
Total Common Stocks (Non-United States)
  (cost - $21,657,601)                                   $22,146,529      11.17%
                                                         -----------  ----------


                 See Accompanying Notes to Financial Statements.

                                    III - 15

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


Total investment securities
  (cost - $48,683,951)                                   $50,010,603      25.23%
                                                         ===========  ==========


PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------

                                                                                     % of Net
                Expiry         Market          Strike                     Value      Asset
Counterparty     Date          Put/Call        Price    Amount Currency    ($)       Value
------------- ---------- -------------------- ------- -------- -------- ---------- -----------
RBS           01/05/2009  USD Put / CAD Call   1.1200  730,000   USD          $9      0.00%
RBS           01/05/2009  USD Call / CAD Put   1.2080  280,000   USD     $ 3,442      0.00%
RBS           01/05/2009  AUD Put / USD Call   0.6845  300,000   AUD       $ 447      0.00%
RBS           01/05/2009  EUR Call / GBP Put   1.0000  440,000   EUR       $ 415      0.00%
RBS           01/05/2009  EUR Put / GBP Call   0.8935  440,000   EUR        $ 12      0.00%
RBS           01/05/2009  EUR Put / USD Call   1.3105  280,000   EUR        $ 81      0.00%
RBS           01/05/2009  GBP Call / USD Put   1.5695  250,000   GBP         $1       0.00%
RBS           01/05/2009  USD Put / CHF Call   1.0260  280,000   USD       $ 236      0.00%
RBS           01/05/2009  USD Put / JPY Call  84.4000  700,000   USD        $ 91      0.00%
RBS           01/06/2009  USD Put / JPY Call  84.2500  700,000   USD       $ 173      0.00%
RBS           01/07/2009  USD Put / JPY Call  84.7000  600,000   USD       $ 287      0.00%
RBS           01/06/2009  AUD Put / USD Call   0.6840  260,000   AUD       $ 537      0.00%
RBS           01/06/2009  EUR Put / USD Call   1.3260  280,000   EUR       $ 313      0.00%
RBS           01/06/2009  GBP Call / USD Put   1.5525  260,000   GBP        $ 22      0.00%
RBS           01/06/2009  USD Put / CHF Call   1.0250  350,000   USD       $ 441      0.00%
RBS           01/07/2009  USD Put / CAD Call   1.1420  290,000   USD       $ 131      0.00%
RBS           01/07/2009  USD Call / CAD Put   1.2115  310,000   USD     $ 4,141      0.00%
RBS           01/07/2009  AUD Put / USD Call   0.6805  260,000   AUD       $ 580      0.00%
RBS           01/07/2009  GBP Call / USD Put   1.5465  250,000   GBP        $ 79      0.00%
RBS           01/12/2009  USD Put / CAD Call   1.1390  710,000   USD       $ 977      0.00%
RBS           01/12/2009  USD Call / CAD Put   1.2150  330,000   USD     $ 5,284      0.01%
RBS           01/12/2009  AUD Put / USD Call   0.6930  280,000   AUD     $ 2,023      0.00%
RBS           01/12/2009  EUR Put / USD Call   1.3455  260,000   EUR     $ 1,724      0.00%
RBS           01/12/2009  GBP Call / USD Put   1.5555  240,000   GBP       $ 264      0.00%
RBS           01/12/2009  USD Put / CHF Call   0.9790  420,000   USD       $ 333      0.00%
RBS           01/13/2009  USD Put / CAD Call   1.1500  740,000   USD     $ 1,873      0.00%


                See Accompanying Notes to Financial Statements.

                                    III - 16

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


RBS           01/13/2009  USD Call / CAD Put   1.2255  290,000   USD     $ 3,845      0.00%
RBS           01/13/2009  AUD Put / USD Call   0.6910  210,000   AUD     $ 1,557      0.00%
RBS           01/13/2009  EUR Call / GBP Put   1.0365  290,000   EUR       $ 485      0.00%
RBS           01/13/2009  EUR Put / GBP Call   0.9220  290,000   EUR     $ 1,593      0.00%
RBS           01/14/2009  USD Put / CAD Call   1.1430  410,000   USD       $ 987      0.00%
RBS           01/14/2009  USD Call / CAD Put   1.2225  310,000   USD     $ 4,737      0.01%
RBS           01/12/2009  USD Put / JPY Call  84.3500  680,000   USD       $ 816      0.00%
RBS           01/13/2009  USD Put / CHF Call   0.9880  390,000   USD       $ 515      0.00%
RBS           01/14/2009  EUR Put / GBP Call   0.8990  280,000   EUR       $ 632      0.00%
RBS           01/14/2009  EUR Call / GBP Put   1.0200  280,000   EUR       $ 925      0.00%
RBS           01/13/2009  USD Put / JPY Call  84.4500  710,000   USD     $ 1,067      0.00%
RBS           01/14/2009  USD Put / CHF Call   0.9960  250,000   USD       $ 502      0.00%
RBS           01/14/2009  USD Put / JPY Call  84.7000  720,000   USD     $ 1,368      0.00%

   Purchased options on forward currency contracts                      --------  ---------
   (premiums paid- $80,337)                                             $ 42,945      0.02%
                                                                        ========  =========


WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
---------------------------------------------

                                                                                      % of Net
                Expiry         Market          Strike                      Value      Asset
Counterparty     Date          Put/Call        Price    Amount  Currency    ($)       Value
------------- ---------- -------------------- ------- --------- -------- ---------- -----------
RBS           01/05/2009  USD Call / CAD Put   1.2865   240,000  USD        $(46)     0.00%
RBS           01/05/2009  AUD Put / USD Call   0.6335   980,000  AUD        $(22)     0.00%
RBS           01/05/2009  EUR Call / GBP Put   0.9440   880,000  EUR    $(19,486)    (0.01)%
RBS           01/05/2009  EUR Call / USD Put   1.4890 2,610,000  EUR       $(680)     0.00%
RBS           01/05/2009  GBP Put / USD Call   1.3880   390,000  GBP       $(283)     0.00%
RBS           01/05/2009  GBP Put / USD Call   1.4825   380,000  GBP    $(10,387)    (0.01)%
RBS           01/05/2009  USD Call / CHF Put   1.1610 3,050,000  USD        $(32)     0.00%
RBS           01/05/2009  USD Call / CHF Put   1.0980   230,000  USD       $(461)     0.00%
RBS           01/05/2009  USD Call / JPY Put  92.9000   920,000  USD       $(592)     0.00%
RBS           01/05/2009  USD Call / JPY Put  89.8000 1,070,000  USD    $(16,461)    (0.01)%
RBS           01/06/2009  USD Call / JPY Put  93.3500   930,000  USD       $(599)     0.00%
RBS           01/06/2009  USD Call / JPY Put  90.0000 1,070,000  USD    $(15,580)    (0.01)%
RBS           01/07/2009  USD Call / JPY Put  93.5000 1,280,000  USD     $(1,071)     0.00%
RBS           01/07/2009  USD Call / JPY Put  90.3500   830,000  USD    $(10,489)    (0.01)%
RBS           01/06/2009  AUD Put / USD Call   0.6430 1,030,000  AUD       $(170)     0.00%


                See Accompanying Notes to Financial Statements.

                                    III - 17

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


RBS           01/06/2009  EUR Call / GBP Put    0.9980    460,000   EUR        $(790)   0.00%
RBS           01/06/2009  EUR Call / USD Put    1.4775  2,630,000   EUR      $(2,107)   0.00%
RBS           01/06/2009  GBP Put / USD Call    1.4115    390,000   GBP      $(1,082)   0.00%
RBS           01/06/2009  GBP Put / USD Call    1.4825    390,000   GBP     $(11,260) (0.01)%
RBS           01/06/2009  USD Call / CHF Put    1.1330  2,780,000   USD      $(1,077)   0.00%
RBS           01/07/2009  USD Call / CAD Put    1.2895  1,310,000   USD        $(755)   0.00%
RBS           01/07/2009  AUD Put / USD Call    0.6370  1,030,000   AUD        $(206)   0.00%
RBS           01/07/2009  EUR Call / USD Put    1.4730  1,840,000   EUR      $(2,594)   0.00%
RBS           01/07/2009  GBP Put / USD Call    1.4010    420,000   GBP      $(1,120)   0.00%
RBS           01/07/2009  GBP Put / USD Call    1.4775    370,000   GBP      $(9,922) (0.01)%
RBS           01/07/2009  USD Call / CHF Put    1.1240  1,380,000   USD      $(1,468)   0.00%
RBS           01/12/2009  USD Call / CAD Put    1.2945  2,590,000   USD      $(4,145)   0.00%
RBS           01/12/2009  AUD Put / USD Call    0.6460    920,000   AUD        $(986)   0.00%
RBS           01/12/2009  EUR Call / GBP Put    1.0435    630,000   EUR        $(677)   0.00%
RBS           01/12/2009  EUR Call / GBP Put    0.9775    230,000   EUR      $(2,350)   0.00%
RBS           01/12/2009  EUR Call / USD Put    1.5230  2,430,000   EUR      $(2,520)   0.00%
RBS           01/12/2009  GBP Put / USD Call    1.3685    500,000   GBP      $(1,275)   0.00%
RBS           01/12/2009  GBP Put / USD Call    1.4620    330,000   GBP      $(7,646)   0.00%
RBS           01/12/2009  USD Call / CHF Put    1.1040  3,140,000   USD     $(16,473) (0.01)%
RBS           01/13/2009  USD Call / CAD Put    1.3125  2,580,000   USD      $(3,069)   0.00%
RBS           01/13/2009  AUD Put / USD Call    0.6420    840,000   AUD        $(956)   0.00%
RBS           01/13/2009  EUR Call / GBP Put    0.9755    590,000   EUR      $(7,076)   0.00%
RBS           01/13/2009  EUR Call / USD Put    1.5015  1,030,000   EUR      $(2,221)   0.00%
RBS           01/13/2009  GBP Put / USD Call    1.3575    310,000   GBP        $(747)   0.00%
RBS           01/13/2009  GBP Put / USD Call    1.4455    230,000   GBP      $(4,009)   0.00%
RBS           01/14/2009  USD Call / CAD Put    1.3030  1,750,000   USD      $(3,391)   0.00%
RBS           01/12/2009  USD Call / JPY Put   93.8500    880,000   USD      $(1,284)   0.00%
RBS           01/12/2009  USD Call / JPY Put   90.3500  1,040,000   USD     $(16,162) (0.01)%
RBS           01/13/2009  USD Call / CHF Put    1.1240  2,890,000   USD      $(8,905) (0.01)%
RBS           01/14/2009  EUR Call / GBP Put    0.9550    570,000   EUR     $(13,384) (0.01)%
RBS           01/14/2009  EUR Call / USD Put    1.4875  2,070,000   EUR      $(7,225)   0.00%
RBS           01/14/2009  GBP Put / USD Call    1.3655    330,000   GBP      $(1,122)   0.00%
RBS           01/14/2009  GBP Put / USD Call    1.4575    220,000   GBP      $(5,232)   0.00%
RBS           01/14/2009  AUD Put / USD Call    0.6370    850,000   AUD        $(975)   0.00%
RBS           01/13/2009  USD Call / JPY Put   93.9000    900,000   USD      $(1,522)   0.00%
RBS           01/13/2009  USD Call / JPY Put   90.4000  1,100,000   USD     $(17,555) (0.01)%
RBS           01/14/2009  USD Call / CHF Put    1.1295  1,390,000   USD      $(4,189)   0.00%


                See Accompanying Notes to Financial Statements.

                                    III - 18

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


RBS           01/14/2009  USD Call / JPY Put   94.1000    900,000   USD      $(1,572)   0.00%
RBS           01/14/2009  USD Call / JPY Put   90.4500  1,110,000   USD     $(18,137) (0.01)%

   Total options written on forward currency contracts                     ---------  -------
   (premiums received- $290,911)                                           $(263,545) (0.13)%
                                                                           =========  =======


FUTURES CONTRACTS PURCHASED
---------------------------

                                                                        % of Net
                                                    No. of     Value     Asset
Sector      Contract        Expiration  Exchange   Contracts    ($)      Value
------ -------------------- ---------- ---------- ---------- --------- ---------
Metals
   COPPER                      Mar-09      LME         1     $  (2,233)   0.00%
   ZINC                        Mar-09      LME         2     $   5,587    0.00%
   GOLD                        Feb-09     COMEX        3     $   8,900    0.01%
                                                             ---------  -------
Total metals                                                 $  12,254    0.01%
                                                             ---------  -------

Stock indicies
   FTSE 100                    Mar-09     LIFFE       33     $  59,321    0.04%
   HANG SENG                   Jan-09      HKF         6     $   5,250    0.00%
   IBEX 35                     Jan-09    MEFF-RV      27     $   8,770    0.00%
                                                             ---------  -------
Total stock indicies                                         $  73,341    0.04%
                                                             ---------  -------

Short-term interest rates
   90 DAY BANK BILLS           Mar-09      SFE       259     $  79,483    0.04%
   3-MONTH EURIBOR             Sep-09     LIFFE      154     $  57,772    0.03%
   EUROSWISS                   Mar-09     LIFFE      253     $  (9,630)   0.00%
   EUROSWISS                   Jun-09     LIFFE       35     $   1,282    0.00%
   SHORT STERLING              Sep-09     LIFFE      315     $ 138,141    0.07%
   CANADIAN BANKERS
   ACCEPTANCE                  Jun-09      ME         46     $   7,680    0.00%
                                                             ---------  -------
Total short-term interest rates                              $ 274,728    0.14%
                                                             ---------  -------

Long-term interest rates
   EURO-BUND                   Mar-09     EUREX       69     $  52,910    0.03%
   EURO-BOBL                   Mar-09     EUREX      107     $  93,927    0.05%
   EURO-SCHATZ                 Mar-09     LIFFE       66     $  17,581    0.01%
   LONG GILT                   Mar-09     LIFFE       17     $  60,371    0.03%
   AUSTRALIAN 3-YEAR T-BOND    Mar-09      SFE       293     $ 171,752    0.09%
   AUSTRALIAN 10-YEAR T-BOND   Mar-09      SFE       130     $ 332,498    0.16%

                See Accompanying Notes to Financial Statements.III - 19

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   U.S. 2 YEAR NOTE            Mar-09      CBOT        2     $   1,250    0.00%
   U.S. 5 YEAR NOTE            Mar-09      CBOT       68     $  (2,258)   0.00%
   U.S. 10 YEAR NOTE           Mar-09      CBOT       78     $(152,703)  (0.08)%
   U.S. T-BOND                 Mar-09      CBOT       61     $(177,515)  (0.09)%
                                                             ---------  -------
Total long-term interest rates                               $ 397,813    0.20%
                                                             ---------  -------

 Net unrealized gain on futures contracts purchased          $ 758,136    0.39%
                                                             ---------  -------

FUTURES CONTRACTS SOLD

                                                                        % of Net
                                                    No. of     Value     Asset
Sector      Contract        Expiration  Exchange   Contracts    ($)      Value
------ -------------------- ---------- ---------- ---------- --------- ---------
Energy
       GAS OIL                 Feb-09      ICE         2     $    (775)   0.00%
       LIGHT CRUDE             Feb-09      NYM         1     $  (8,200)   0.00%
       BRENT CRUDE             Feb-09      ICE         1     $    (320)   0.00%
       RBOB UNLEADED GAS       Feb-09      NYM        20     $ (62,160)  (0.03)%
       NATURAL GAS             Feb-09      NYM         9     $   4,670   0.00%
                                                             ---------  -------
Total energy                                                 $ (66,785)  (0.03)%
                                                             ---------  -------

Metals
       COPPER                  Mar-09      LME        17     $ (44,908)  (0.02)%
       ZINC                    Mar-09      LME        34     $ (87,079)  (0.05)%
                                                             ---------  -------
Total metals                                                 $(131,987)  (0.07)%
                                                             ---------  -------

Stock indicies
       MINI S&P 500            Mar-09      CME        39     $ (35,373)  (0.02)%
       CAC 40                  Jan-09    EURONEXT      3     $  (1,032)   0.00%
       DAX                     Mar-09     EUREX        7     $ (28,215)  (0.01)%
       MINI NASDAQ             Mar-09      CME       117     $ (21,133)  (0.01)%
       MSCI TAIWAN             Jan-09      SGX        52     $ (37,860)  (0.02)%
       NIKKEI 225              Mar-09      SGX        56     $ (55,231)  (0.03)%
       SPI 200                 Mar-09      SFE        29     $ (69,220)  (0.04)%
       AEX INDEX               Jan-09    EURONEXT      1     $     167    0.00%
       STOXX 50                Mar-09     EUREX       12     $  (5,382)   0.00%
                                                             ---------  -------
Total stock indicies                                         $(253,279)  (0.13)%
                                                             ---------  -------

Short-term interest rates


                See Accompanying Notes to Financial Statements.

                                    III - 20

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


       EURODOLLARS                Sep-09     CME      26     $  (2,063)   0.00%
                                                             ---------  -------
Total short-term interest rates                              $  (2,063)   0.00%
                                                             ---------  -------

Long-term interest rates
      CANADIAN GOVERNMENT BOND    Mar-09     ME        8     $  (8,837)   0.00%
      MINI JAPANESE GOVERNMENT
      BOND                        Mar-09    SIMEX    278     $(159,340)  (0.08)%
                                                             ---------  -------
Total long-term interest rates                               $(168,177)  (0.08)%
                                                             ---------  -------

 Net unrealized loss on futures contracts sold               $(622,291)  (0.31)%
                                                             ---------  -------

   Net unrealized gain on futures contracts                  $ 135,845    0.08%
                                                             =========  =======


LONG FORWARD CURRENCY CONTRACTS
-------------------------------

                                                                        % of Net
              Maturity                                          Value     Asset
Counterparty    Date          Amount         Currency            ($)      Value
------------ ----------  -------------  ------------------  ------------ -------
RBS          03/18/2009      4,789,000   Australian Dollar  $    87,305    0.04%
RBS          03/18/2009     13,067,904    British Pound     $  (390,738) (0.20)%
RBS          03/18/2009      9,200,172   Canadian Dollar    $   145,990    0.07%
RBS          03/18/2009     31,950,299         Euro         $   944,774    0.48%
RBS          03/18/2009  1,757,164,498     Japanese Yen     $  (137,220) (0.07)%
RBS          03/18/2009      5,200,000  New Zealand Dollar  $    49,591    0.03%
RBS          03/18/2009     40,460,000   Singapore Dollar   $ 1,371,659    0.69%
RBS          03/18/2009     26,500,000  South African Rand  $   219,476    0.11%
RBS          03/18/2009      6,882,285     Swiss Franc      $    90,080    0.05%
                                                            -----------  -------
 Net unrealized gain on longforward currency contracts      $ 2,380,917    1.20%
                                                            -----------  -------


SHORT FORWARD CURRENCY CONTRACTS
--------------------------------

                                                                        % of Net
              Maturity                                          Value     Asset
Counterparty    Date          Amount         Currency            ($)      Value
------------ ----------  -------------  ------------------  ------------ -------
RBS          03/18/2009      7,889,000   Australian Dollar  $  (351,615) (0.18)%
RBS          03/18/2009     45,957,666     British Pound    $ 1,585,090   0.80%
RBS          03/18/2009     21,214,570   Canadian Dollar    $  (125,308) (0.06)%
RBS          03/18/2009     17,805,686         Euro         $  (247,749) (0.12)%
RBS          03/18/2009  3,077,496,016    Japanese Yen      $  (469,832) (0.24)%


                See Accompanying Notes to Financial Statements.

                                    III - 21

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


RBS          03/18/2009     16,000,000  New Zealand Dollar    $(660,781) (0.34)%
RBS          03/18/2009      1,870,000   Singapore Dollar      $(16,405) (0.01)%
RBS          03/18/2009     21,000,000  South African Rand    $(106,702) (0.05)%
RBS          03/18/2009        750,000    Swedish Krona         $ 1,170   0.00%
RBS          03/18/2009     21,149,744     Swiss Franc      $(1,171,249) (0.59)%
                                                            -----------  -------
 Net unrealized loss on short forward currency contracts    $(1,563,381) (0.79)%
                                                            -----------  -------

   Net unrealized gain on forward contracts                 $   817,536   0.41%
                                                            ===========  =======







                 See Accompanying Notes to Financial Statements.

                                    III - 22

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


INVESTMENT SECURITIES SOLD SHORT
--------------------------------

                                                                        % of Net
                                                                         Asset
                                                Shares      Value ($)    Value
                                              ----------  ----------  ----------
Common Stocks (United States)
-----------------------------
 Consumer Discretionary
   Abercrombie & Fitch Co. Cl A                   2,211  $    51,008       0.03%
   Advance Auto Parts Inc.                        1,448  $    48,725       0.02%
   American Eagle Outfitters Inc.                 4,747  $    44,432       0.02%
   American Greetings Corp. Cl A                    593  $     4,489       0.00%
   Autozone Inc. ***                                917  $   127,894       0.06%
   Best Buy Inc.                                  1,133  $    31,849       0.02%
   Black & Decker Corp.                           1,456  $    60,875       0.03%
   Callaway Golf Co.                              6,040  $    56,112       0.03%
   Cheesecake Factory Inc. ***                   19,242  $   194,344       0.10%
   Coach Inc. ***                                 8,205  $   170,418       0.09%
   Darden Restaurants Inc.                        3,722  $   104,886       0.05%
   Dollar Tree Inc. ***                           3,453  $   143,956       0.07%
   Dress Barn Inc. ***                           19,974  $   214,521       0.11%
   Fortune Brands Inc.                            6,015  $   248,299       0.13%
   Gap Inc.                                       7,291  $    97,626       0.05%
   Genuine Parts Co.                                428  $    16,204       0.01%
   Home Depot Inc.                                1,507  $    34,691       0.02%
   Interactive Data Corp.                         3,454  $    85,176       0.04%
   Jack In The Box ***                            7,657  $   169,143       0.09%
   Jakks Pacific Inc. ***                           434  $     8,953       0.00%
   Johnson Controls Inc.                          3,059  $    55,551       0.03%
   Kohls Corp. ***                                2,433  $    88,075       0.04%
   Limited Brands Inc.                            5,542  $    55,642       0.03%
   Marriott International Inc.                    3,283  $    63,854       0.03%
   Mattel Inc.                                    7,852  $   125,632       0.06%
   McGraw-Hill Cos Inc.                           1,564  $    36,269       0.02%
   O'Reilly Automotive Inc. ***                   4,688  $   144,109       0.07%
   Omnicom Group Inc.                             3,183  $    85,686       0.04%
   Penske Automotive Group Inc.                     650  $     4,992       0.00%
   Red Robin Gourmet Burgers Inc. ***             4,059  $    68,313       0.03%
   Regis Corp.                                    4,909  $    71,328       0.04%
   Ross Stores                                    2,535  $    75,366       0.04%
   Skechers U.S.A Inc. Cl A ***                   1,187  $    15,217       0.01%
   Stanley Works                                  1,726  $    58,857       0.03%
   Staples Inc.                                   1,456  $    26,092       0.01%
   Starwood Hotels & Resorts                      1,780  $    31,862       0.02%
   Tupperware Brands Corporation                  1,834  $    41,632       0.02%
                                                         -----------  ----------
 Total Consumer Discretionary                            $ 2,962,078       1.49%
                                                         -----------  ----------

 Consumer Staples


                 See Accompanying Notes to Financial Statements.

                                    III - 23

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Central European Distribution Corp. ***         1,421  $    27,994      0.01%
   Conagra Foods Inc.                             20,027  $   330,446      0.17%
   Constellation Brands Inc. Cl A ***             19,366  $   305,402      0.15%
   Hormel Foods Corp.                              3,003  $    93,333      0.05%
   Molson Coors Brewing                           11,525  $   563,803      0.28%
   NBTY Inc. ***                                   7,768  $   121,569      0.06%
   Pepsi Bottling Group Inc.                       2,147  $    48,329      0.02%
   PepsiAmericas Inc.                             10,935  $   222,637      0.11%
   Procter & Gamble Co.                            4,207  $   260,077      0.13%
   Ruddick Corp.                                   5,475  $   151,384      0.08%
   Smithfield Foods Inc. ***                      23,465  $   330,153      0.17%
   Sysco Corp.                                     6,095  $   139,819      0.07%
   Walgreen Co.                                      134  $     3,306      0.01%
                                                          -----------  ---------
 Total Consumer Staples                                   $ 2,598,252      1.31%
                                                          -----------  ---------

 Energy
   Arch Coal Inc.                                    536  $     8,731      0.00%
   Cameron International Corp. ***                 2,535  $    51,968      0.03%
   CARBO Ceramics Inc.                             1,079  $    38,337      0.02%
   Comstock Resources Inc. ***                       377  $    17,813      0.01%
   Dril-Quip Inc. ***                                917  $    18,808      0.01%
   Frontier Oil Corp.                                485  $     6,126      0.00%
   Gulfmark Offshore Inc. ***                      1,613  $    38,373      0.02%
   Holly Corp.                                     2,025  $    36,916      0.02%
   Hornbeck Offshore Services Inc. ***             3,417  $    55,834      0.03%
   Marathon Oil Corp.                              1,133  $    30,999      0.02%
   Natco Group Inc. ***                              324  $     4,918      0.00%
   National-Oilwell Varco Inc. ***                 1,025  $    25,051      0.01%
   Occidental Pete Corp.                           2,211  $   132,638      0.07%
   Petroleum Development Corp. ***                   809  $    19,473      0.01%
   Range Resources Corp.                             863  $    29,679      0.01%
   Schlumberger Ltd.                                 480  $    20,318      0.01%
   Seacor Holdings Inc. ***                        2,211  $   147,363      0.07%
   Smith International Inc.                          377  $     8,630      0.00%
   Sunoco Inc.                                     5,299  $   230,295      0.12%
   Superior Energy Services Inc. ***               2,405  $    38,312      0.02%
   Teekay Corp.                                   16,722  $   328,587      0.17%
   Tesoro Corp.                                   28,373  $   373,672      0.19%
   Tidewater Inc.                                    755  $    30,404      0.02%
   Valero Energy Corp.                            16,236  $   351,347      0.18%
   Weatherford International Ltd. ***                593  $     6,416      0.00%
                                                          -----------  ---------
 Total Energy                                             $ 2,051,008      1.04%
                                                          -----------  ---------

 Financials
   Affiliated Managers Group Inc. ***              2,080  $    87,194      0.04%
   Allstate Corp.                                  6,150  $   201,474      0.10%
   Capital One Financial Corp.                       580  $    18,496      0.01%
   Chubb Corp.                                       701  $    35,751      0.02%


                See Accompanying Notes to Financial Statements.

                                    III - 24

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Delphi Financial Group Inc. Cl A               18,024  $   332,363      0.17%
   Hudson City Bancorp Inc.                        2,475  $    39,501      0.02%
   Knight Capital Group Inc. ***                   6,406  $   103,457      0.05%
   Legg Mason Inc.                                 7,306  $   160,074      0.08%
   Northern Trust Corp.                              970  $    50,576      0.03%
   Odyssey Re Holding Corp.                       10,334  $   535,405      0.27%
   Progressive Corp.                               4,909  $    72,702      0.04%
   Protective Life Corp.                          14,772  $   211,978      0.11%
   SLM Corp. ***                                   1,780  $    15,842      0.01%
   Torchmark Corp.                                 2,279  $   101,871      0.05%
   Wells Fargo Company                               863  $    25,441      0.01%
   WR Berkley Corp.                                3,218  $    99,758      0.05%
                                                          -----------  ---------
 Total Financials                                         $ 2,091,883      1.06%
                                                          -----------  ---------

 Health Care
   Aetna Inc.                                      2,751  $    78,404      0.04%
   Allergan Inc.                                   2,994  $   120,718      0.06%
   Amerisourcebergen Corp.                        23,387  $   833,980      0.42%
   Amylin Pharmaceuticals Inc. ***                 1,500  $    16,275      0.01%
   Biogen Idec Inc. ***                            1,888  $    89,925      0.05%
   BioMarin Pharmaceutical Inc. ***                1,440  $    25,632      0.01%
   Bristol Myers Squibb Co.                        9,208  $   214,086      0.11%
   Cepheid Inc. ***                                  612  $     6,353      0.00%
   Chemed Corp.                                    2,651  $   105,430      0.05%
   Community Health Systems Inc. ***               1,875  $    27,338      0.01%
   Cubist Pharmaceuticals Inc. ***                 4,889  $   118,118      0.06%
   Dionex Corp. ***                                1,721  $    77,187      0.04%
   Eli Lilly & Co.                                18,881  $   760,338      0.38%
   Endo Pharmaceuticals Holdings Inc. ***         39,066  $ 1,011,028      0.51%
   Forest Laboratories Inc. ***                      460  $    11,716      0.01%
   Healthways Inc. ***                            17,599  $   202,037      0.10%
   IMS Health Inc.                                 5,843  $    88,580      0.04%
   InVentiv Health Inc. ***                        6,165  $    71,144      0.04%
   Laboratory Corp. of America Holdings ***        2,828  $   182,151      0.09%
   Merck & Co. Inc.                                5,395  $   164,008      0.08%
   Omnicell Inc. ***                                 280  $     3,419      0.00%
   Onyx Pharmaceuticals Inc. ***                   3,619  $   123,625      0.06%
   Pharmaceutical Products Development Inc.        1,197  $    34,725      0.02%
   Schering Plough Corp.                          11,907  $   202,776      0.10%
   Theravance Inc. ***                            41,651  $   516,056      0.26%
   Universal Health Services Inc. Cl B             1,448  $    54,401      0.03%
   Varian Inc. ***                                 1,748  $    58,575      0.03%
   Wellpoint Inc. ***                              2,104  $    88,642      0.04%
   West Pharmaceutical Services Inc.                 554  $    20,925      0.01%
   Wright Medical Group Inc. ***                   3,435  $    70,177      0.05%
                                                          -----------  ---------
 Total Health Care                                        $ 5,377,769      2.71%
                                                          -----------  ---------

 Industrials


                See Accompanying Notes to Financial Statements.

                                    III - 25

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Administaff Inc.                               16,433  $   356,267      0.18%
   Advisory Board Co. ***                          1,888  $    42,102      0.02%
   Alaska Air Group Inc. ***                         809  $    23,663      0.01%
   Ameron International Corp.                      1,257  $    79,090      0.04%
   Applied Industrial Technologies Inc.              809  $    15,306      0.01%
   Avery Dennison Corp.                            4,585  $   150,067      0.08%
   Caterpillar Inc.                                5,718  $   255,423      0.13%
   Ceradyne Inc. ***                               1,185  $    24,067      0.01%
   Chicago Bridge & Iron Co.                       6,707  $    67,405      0.03%
   Consolidated Graphics Inc. ***                 24,338  $   551,012      0.28%
   Crane Co.                                      10,735  $   185,071      0.09%
   Donaldson Inc.                                    809  $    27,223      0.01%
   Eaton Corp.                                     1,726  $    85,799      0.04%
   Emcor Group Inc. ***                              593  $    13,301      0.01%
   Esterline Technologies Corp. ***                  539  $    20,423      0.01%
   Expeditors International of Washington Inc.     1,926  $    64,078      0.03%
   Fluor Corp.                                     2,782  $   124,828      0.06%
   GATX Corp.                                      5,787  $   179,223      0.09%
   Goodrich Corp.                                  1,348  $    49,903      0.03%
   Harsco Corp.                                    2,104  $    58,239      0.03%
   Heartland Express Inc.                          2,910  $    45,862      0.02%
   Honeywell International Inc.                    2,697  $    88,543      0.04%
   Idex Corp.                                      2,429  $    58,660      0.03%
   Jacobs Engineering Group Inc. ***                 108  $     5,195      0.00%
   Kennametal Inc.                                 3,856  $    85,565      0.04%
   Masco Corp.                                    19,246  $   214,208      0.11%
   Mobile Mini Inc ***                             4,809  $    69,346      0.03%
   Monster Worldwide Inc. ***                        770  $     9,309      0.00%
   Northrop Grumman Corp.                          2,535  $   114,176      0.06%
   Pacer International Inc.                        5,351  $    55,811      0.03%
   Pall Corp.                                      2,751  $    78,211      0.04%
   Parker-Hannifin Corp.                             647  $    27,523      0.01%
   Pitney Bowes Inc.                               3,345  $    85,231      0.04%
   Regal-Beloit Corp.                             13,024  $   494,782      0.25%
   Resources Connection Inc. ***                   1,721  $    28,190      0.01%
   Robert Half International Inc.                  1,726  $    35,935      0.02%
   Rockwell Automation Inc.                        8,256  $   266,173      0.13%
   Rockwell Collins Inc.                           7,821  $   305,723      0.15%
   Skywest Inc.                                   24,939  $   463,865      0.23%
   Terex Corp. ***                                 6,895  $   119,421      0.06%
   Textron Inc.                                      755  $    10,472      0.01%
   Thomas & Betts Corp. ***                        2,638  $    63,365      0.03%
   Timken Co.                                     18,477  $   362,704      0.18%
   Trueblue Inc. ***                               4,329  $    41,429      0.04%
   United Parcel Service Inc. Cl B                 2,299  $   126,813      0.06%
   UTi Worldwide Inc.                             10,897  $   156,263      0.08%
   Watsco Inc. Cl A                                1,564  $    60,058      0.06%
                                                          -----------  ---------
 Total Industrials                                        $ 5,845,323      2.95%
                                                          -----------  ---------

                 See Accompanying Notes to Financial Statements.

                                    III - 26

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


 Information Technology
   ACI Worldwide Inc. ***                          5,812  $    92,411      0.05%
   Adtran Inc.                                     7,579  $   112,776      0.06%
   Akamai Technologies Inc. ***                    2,020  $    30,482      0.02%
   Arrow Electrs Inc. ***                         14,295  $   269,318      0.14%
   ATMI Inc. ***                                  24,223  $   373,761      0.19%
   Automatic Data Processing Inc.                  1,126  $    44,297      0.02%
   Avnet Inc. ***                                  4,855  $    88,410      0.04%
   Benchmark Electronics Inc. ***                    715  $     9,131      0.00%
   Blackbaud Inc.                                    377  $     5,090      0.00%
   CA Inc.                                           286  $     5,300      0.00%
   Citrix Systems Inc. ***                         1,564  $    36,863      0.02%
   Computer Sciences Corp. ***                    15,814  $   555,704      0.28%
   Cybersource Corp. ***                             647  $     7,758      0.00%
   Cymer Inc. ***                                    433  $     9,487      0.00%
   Electronics For Imaging Inc. ***                5,253  $    50,219      0.03%
   EMC Corp. ***                                   2,266  $    23,725      0.01%
   Euronet Worldwide Inc. ***                     28,933  $   335,912      0.17%
   F5 Networks Inc. ***                              863  $    19,728      0.01%
   Fidelity National Information                   9,548  $   155,346      0.08%
   Imation Corp.                                   5,945  $    80,674      0.04%
   Kla-Tencor Corp.                               13,801  $   300,724      0.15%
   Lam Research Corp. ***                          1,892  $    40,262      0.02%
   Macrovision Solutions Corp. ***                10,322  $   130,573      0.07%
   McAfee Inc. Com ***                            11,611  $   401,392      0.20%
   Memc Electronic Materials Inc. ***                216  $     3,084      0.00%
   MKS Instruments Inc. ***                        1,999  $    29,565      0.01%
   Nuance Communications Inc. ***                 15,103  $   156,467      0.08%
   Plexus Corp. ***                                2,327  $    39,443      0.02%
   Quest Software Inc. ***                         5,393  $    67,898      0.03%
   Rambus Inc. ***                                 4,904  $    78,072      0.04%
   Standard Microsystems Corp. ***                 5,636  $    92,092      0.05%
   Trimble Navigation Ltd. ***                       917  $    19,816      0.01%
   Xerox Corp.                                     5,718  $    45,572      0.02%
   Zebra Technologies Corp. Cl A ***               6,797  $   137,707      0.07%
   Zoran Corp. ***                                 3,314  $    22,635      0.02%
                                                          -----------  ---------
 Total Information Technology                             $ 3,871,694      1.95%
                                                          -----------  ---------

 Materials
   Airgas Inc.                                     2,589  $   100,945      0.05%
   Aptargroup Inc.                                 6,532  $   230,188      0.12%
   Arch Chemicals Inc.                             1,285  $    33,500      0.02%
   Ball Corp.                                      5,843  $   243,010      0.12%
   Carpenter Technology Corp.                      1,970  $    40,464      0.02%
   Crown Holdings Inc. ***                         5,071  $    97,363      0.05%
   Cytec Industries Inc.                             842  $    17,867      0.01%
   Haynes International Inc. ***                     217  $     5,343      0.00%


                See Accompanying Notes to Financial Statements.

                                    III - 27

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   International Flavors & Fragrances Inc.        2,319  $    68,921       0.03%
   Newmont Mining Corp.                           3,171  $   129,060       0.07%
   Nucor Corp.                                      324  $    14,969       0.01%
   Packaging Corp.                                2,158  $    29,047       0.01%
   Rock-Tenn Co. Cl A                               162  $     5,537       0.00%
   Royal Gold Inc.                                5,683  $   279,660       0.14%
   Schnitzer Steel Industries Inc. Cl A           4,141  $   155,909       0.08%
   The Scotts Miracle-Gro Co. Cl A                1,511  $    44,907       0.03%
                                                         -----------  ----------
 Total Materials                                         $ 1,496,690       0.76%
                                                         -----------  ----------

 Utilities
   AES Corp. ***                                  8,497  $    70,015       0.04%
   American Electric Power Co. Inc.              11,705  $   389,542       0.20%
   Black Hills Corp.                             10,390  $   280,114       0.14%
   Cleco Corp.                                      292  $     6,666       0.00%
   Dominion Resourses Inc.                        4,801  $   172,068       0.09%
   Entergy Corp.                                  1,780  $   147,971       0.07%
   Great Plains Energy Inc.                      33,242  $   642,568       0.32%
   Pepco Holdings Inc.                            4,154  $    73,775       0.04%
   PG&E Corp.                                     1,733  $    67,084       0.03%
   SCANA Corp.                                    6,797  $   241,973       0.12%
   Sempra Energy                                  4,056  $   172,907       0.09%
   Teco Energy Inc.                               5,165  $    63,788       0.03%
                                                         -----------  ----------
 Total Utilities                                         $ 2,328,471       1.17%
                                                         -----------  ----------

Total Common Stocks (United States)
 (proceeds - $27,260,902)                                $28,623,168      14.44%
                                                         -----------  ----------


                                                                        % of Net
                                                                         Asset
                                                Shares      Value ($)    Value
                                              ----------  ----------  ----------
Common Stocks (Non-United States)
---------------------------------
Bermuda
 Financials
   Montpelier Re Holdings Ltd.                    4,068  $    68,302       0.03%
   Platinum Underwriters Holdings                 2,913  $   105,101       0.05%
   RenaissanceRe Holdings Ltd.                    1,618  $    83,424       0.05%
                                                         -----------  ----------
 Total Financials                                        $   256,827       0.13%
                                                         -----------  ----------

Canada
 Energy
   Nexen Inc.                                     1,240  $    21,799       0.01%
   Talisman Energy Inc.                           2,967  $    29,640       0.02%
                                                         -----------  ----------
 Total Energy                                            $    51,439       0.03%
                                                         -----------  ----------

 Financials


                 See Accompanying Notes to Financial Statements.

                                    III - 28

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Sun Life Financial Inc.                          1,108  $   25,639      0.01%
                                                           ----------  ---------
 Total Financials                                          $   25,639      0.01%
                                                           ----------  ---------

 Health Care
   Biovail Corp.                                    6,816  $   64,411      0.03%
                                                           ----------  ---------
 Total Health Care                                         $   64,411      0.03%
                                                           ----------  ---------

 Materials
   Agnico-Eagle Mines Ltd.                          5,726  $  293,916      0.15%
   Agrium Inc.                                      1,183  $   40,376      0.02%
   Barrick Gold Corp.                               1,046  $   38,461      0.02%
                                                           ----------  ---------
 Total Materials                                           $  372,753      0.19%
                                                           ----------  ---------

 Telecommunication Services
   Rogers Communications Inc.                       2,805  $   84,374      0.04%
                                                           ----------  ---------
 Total Telecommunication Services                          $   84,374      0.04%
                                                           ----------  ---------

Total Canada                                               $  598,616      0.30%
                                                           ----------  ---------

Chile
 Financials
   Banco Santander Chile Adr                        4,622  $  161,909      0.08%
                                                           ----------  ---------
 Total Financials                                          $  161,909      0.08%
                                                           ----------  ---------

Colombia
 Financials
   BanColombia SA BanColombia Co. Adr                 841  $   19,637      0.01%
                                                           ----------  ---------
 Total Financials                                          $   19,637      0.01%

                                                           ----------  ---------
France
 Energy
   Total SA Adr                                        61  $    3,373      0.00%
                                                           ----------  ---------
 Total Energy                                              $    3,373      0.00%
                                                           ----------  ---------

Germany
 Financials
   Allianz SE Adr                                  25,112  $  271,963      0.14%
   Deutsche Bank AG                                 2,805  $  114,135      0.06%
                                                           ----------  ---------
 Total Financials                                          $  386,098      0.20%
                                                           ----------  ---------

 Industrials
   Siemens AG Muenchen Adr                          2,481  $  187,936      0.09%
                                                           ----------  ---------
 Total Industrials                                         $  187,936      0.09%
                                                           ----------  ---------

Total Germany                                              $  574,034      0.29%
                                                           ----------  ---------


                 See Accompanying Notes to Financial Statements.

                                    III - 29

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


Great Britain
 Energy
   BP Amoco PLC Adr                                   64  $     2,991      0.00%
                                                          -----------  ---------
 Total Energy                                             $     2,991      0.00%
                                                          -----------  ---------

Ireland
 Industrials
   Ryanair Holdings PLC Adr ***                      110  $     3,199      0.00%
                                                          -----------  ---------
 Total Industrials                                        $     3,199      0.00%
                                                          -----------  ---------

Italy
 Energy
   ENI SpA Roma Adr                                2,047  $    97,888      0.05%
                                                          -----------  ---------
 Total Energy                                             $    97,888      0.05%
                                                          -----------  ---------

Japan
 Consumer Discretionary
   Aisin Seiki                                     2,100  $    28,610      0.01%
   Aoyama Trading                                  9,900  $   155,189      0.08%
   Asics                                          30,000  $   237,948      0.12%
   Daiichikosho Co.                                3,400  $    34,731      0.02%
   Denso Corp.                                     1,900  $    30,811      0.02%
   Funai                                           9,400  $   190,281      0.10%
   Futaba Industrial                               4,900  $    18,811      0.01%
   Heiwa Corp.                                     1,500  $    14,892      0.01%
   HIS                                             2,100  $    42,973      0.02%
   Honda Motor Adr                                 1,910  $    40,759      0.02%
   Honda Motor Co.                                   400  $     8,410      0.00%
   Keihin Corp.                                    5,200  $    36,999      0.02%
   Marui Group                                    13,200  $    74,992      0.04%
   NGK Spark Plug Co. Ltd.                        12,000  $    94,915      0.05%
   NHK Spring Co. Ltd.                             5,000  $    17,981      0.01%
   Nissan Motor                                    4,000  $    14,120      0.01%
   Nitori Co.                                      1,350  $   104,396      0.05%
   NOK Corp.                                         800  $     5,533      0.00%
   Onward Holdings                                18,000  $   140,188      0.07%
   Roland Corp.                                    3,000  $    39,713      0.02%
   Ryohin Keikaku Co.                                800  $    37,419      0.02%
   Sanden                                         16,000  $    35,477      0.02%
   Sharp                                           1,000  $     7,016      0.00%
   Shimano                                           800  $    30,976      0.02%
   Sumitomo Rubber Industries Inc.                30,800  $   264,340      0.13%
   T-GAIA Corporation                                 55  $    73,839      0.04%
   Takashimaya                                    27,000  $   200,750      0.10%
   Topre Corp.                                    12,900  $    93,352      0.05%
   Toyo Tire & Rubber Co. Ltd.                     9,000  $    16,084      0.01%
   Toyoda Gosei Co. Ltd.                           4,800  $    55,069      0.03%
   Toyota Industries                               4,900  $   103,027      0.05%


                 See Accompanying Notes to Financial Statements.

                                    III - 30

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Toyota Motor                                      500  $    16,023      0.01%
   Toyota Motor Corp.                              1,511  $    98,880      0.05%
   Xebio Co. Ltd.                                    100  $     1,916      0.00%
   Yamada Denki Co.                                1,540  $   104,988      0.05%
   Yamaha Motor                                    5,700  $    58,603      0.03%
                                                          -----------  ---------
 Total Consumer Discretionary                             $ 2,530,011      1.29%
                                                          -----------  ---------

 Consumer Staples
   Aderans Holdings                                  900  $     9,303      0.00%
   Ajinomoto Co.                                   9,000  $    96,404      0.05%
   Cawachi Limited                                11,100  $   248,571      0.13%
   Heiwado Co.                                     3,000  $    47,821      0.02%
   Japan Tobacco                                      51  $   165,968      0.08%
   Oenon Holdings                                 20,000  $    64,865      0.03%
   Sundrug Co.                                     3,700  $   101,633      0.05%
   Toyo Suisan Kaisha Ltd.                         5,000  $   142,306      0.07%
   UNY Corp. Ltd.                                 10,000  $   108,108      0.05%
   Valor                                           7,200  $    78,235      0.06%
                                                          -----------  ---------
 Total Consumer Staples                                   $ 1,063,214      0.54%
                                                          -----------  ---------

 Energy
   Itochu Enex Co. Ltd.                            9,000  $    62,548      0.03%
   Japan Petroleum                                 2,400  $   103,254      0.05%
   Nippon Mining                                  43,500  $   181,390      0.09%
   Nippon Oil                                     44,000  $   216,966      0.11%
   San-Ai Oil Co.                                  3,000  $    13,172      0.01%
   Shinko Plantech Co.                             2,100  $    17,305      0.01%
   Toyo Kanetsu                                   27,000  $    52,719      0.03%
                                                          -----------  ---------
 Total Energy                                             $   647,354      0.33%
                                                          -----------  ---------

 Financials
   Aichi Bank                                        200  $    15,069      0.01%
   Aioi Insurance                                 25,000  $   126,862      0.06%
   Akita Bank                                      1,000  $     4,247      0.00%
   Bank Of Hiroshima                              78,000  $   333,855      0.17%
   Bank Of Okinawa                                   600  $    24,159      0.01%
   Bank Of Yokohama                                9,000  $    51,726      0.03%
   Chiba Bank                                     46,000  $   279,095      0.14%
   Chuo Mitsui Trust Holdings                      9,000  $    42,692      0.02%
   Eighteenth Bank                                43,000  $   157,959      0.08%
   Joyo Bank                                      23,000  $   128,638      0.06%
   Juroku Bank                                    32,000  $   149,675      0.08%
   Kansai Urban Banking                           43,000  $    64,986      0.03%
   Mie Bank                                        2,000  $     8,075      0.00%
   Mitsubishi Estate                               5,000  $    79,812      0.04%
   Musashino Bank                                  6,600  $   254,098      0.13%
   Shikoku Bank                                   12,000  $    64,203      0.03%
   Shinsei Bank                                   29,000  $    44,468      0.02%


                See Accompanying Notes to Financial Statements.

                                    III - 31

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Shizuoka Bank                                   6,000  $    68,042      0.03%
   Sompo Japan Insurance Inc.                      7,000  $    49,807      0.03%
   T&D Holdings                                      600  $    24,490      0.01%
   TOC Co. Ltd.                                   10,000  $    50,745      0.03%
   Tokyo Tatemono                                 38,000  $   168,935      0.09%
   Tokyo Tomin Bank                                4,300  $    68,069      0.03%
   Tokyu Land                                     80,000  $   295,643      0.15%
                                                          -----------  ---------
 Total Financials                                         $ 2,555,350      1.28%
                                                          -----------  ---------

 Health Care
   Eisai Co.                                       1,300  $    53,061      0.03%
   Kyowa Hakko Kirin Co. Ltd.                     21,000  $   215,212      0.11%
   Nichi-iko Pharmaceutical Co. Ltd.               7,100  $   217,347      0.11%
   Nipro Corp.                                     1,000  $    17,463      0.01%
   Olympus                                         4,000  $    77,264      0.04%
   Ono Pharmaceutical Co.                          2,100  $   108,185      0.05%
   Takeda Pharmaceutical                           3,200  $   163,795      0.08%
   Toho Pharmaceutical Co. Ltd.                    7,600  $   104,212      0.05%
                                                          -----------  ---------
 Total Health Care                                        $   956,539      0.48%
                                                          -----------  ---------

 Industrials
   Aica Kogyo                                      6,300  $    69,290      0.03%
   Asahi Glass                                     1,000  $     5,560      0.00%
   Dai Nippon Printing                             4,000  $    43,199      0.02%
   Daihen                                         29,000  $   110,689      0.06%
   Fuji Electric Holdings                         42,000  $    61,622      0.03%
   Fujikura                                        4,000  $    12,885      0.01%
   Furukawa Electric                              12,000  $    56,790      0.03%
   Hino Motors                                    15,000  $    30,116      0.02%
   Hitachi Cable                                  14,000  $    30,888      0.02%
   Itochu                                         12,000  $    58,643      0.03%
   JTEKT Corp.                                     1,900  $    14,399      0.01%
   Kawasaki Heavy                                 23,000  $    45,416      0.02%
   Kawasaki Kisen Kaisha Ltd.                      1,000  $     4,545      0.00%
   Keio Corp.                                     19,000  $   112,763      0.06%
   Keisei Electric Railway Co.                    51,000  $   312,245      0.16%
   Komori Corp.                                    1,300  $    14,011      0.01%
   Kubota                                         29,000  $   202,824      0.10%
   Maeda Road Construction Co. Ltd.                5,000  $    49,697      0.03%
   Minebea                                        84,000  $   282,625      0.14%
   Mitsubishi Electric Corp.                       5,000  $    30,447      0.02%
   Mitsui & Co. Ltd.                               6,000  $    59,636      0.03%
   Moshi Moshi Hotline Inc.                        3,000  $    78,599      0.04%
   Nabtesco                                        6,000  $    39,382      0.02%
   Nippo Corporation                              25,000  $   209,873      0.11%
   Nippon Konpo Unyu Soko                          4,000  $    43,949      0.02%
   Nippon Thompson                                16,000  $    66,012      0.03%
   Nippon Yusen                                   11,000  $    66,133      0.03%


                See Accompanying Notes to Financial Statements.

                                    III - 32

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Nitto Boseki                                   18,000  $    35,146      0.02%
   Noritake                                       58,000  $   207,943      0.10%
   NTN Corp.                                       2,000  $     5,891      0.00%
   Oiles Corp.                                     1,800  $    25,536      0.01%
   Panasonic Electric Works Co Ltd                 6,000  $    52,157      0.03%
   Sato Corp.                                        500  $     5,582      0.00%
   Seika                                          12,000  $    28,329      0.01%
   Seino Holdings                                 19,000  $   103,960      0.05%
   SMC Corp.                                         400  $    40,154      0.02%
   Sumitomo Corp.                                    600  $     5,163      0.00%
   Sumitomo Electric Industries Ltd.               4,600  $    34,608      0.02%
   Sumitomo Heavy Industries Ltd.                  2,000  $     7,722      0.00%
   Sumitomo Warehouse Co.                         19,000  $    95,996      0.05%
   Tokyu                                          96,000  $   475,499      0.24%
   Toppan Printing                                 9,000  $    67,910      0.03%
   Toshiba Machine                                 6,000  $    17,341      0.01%
   Toyota Tsusho                                  17,000  $   177,220      0.09%
   Tsubakimoto Chain                              15,000  $    45,670      0.02%
   Yamazen Corp.                                   1,300  $     4,862      0.00%
                                                          -----------  ---------
 Total Industrials                                        $ 3,548,927      1.78%
                                                          -----------  ---------

 Information Technology
   Advantest                                      11,400  $   179,835      0.09%
   Alps Electric                                   1,600  $     7,678      0.00%
   Canon                                             400  $    12,223      0.01%
   FUJIFILM Holdings                                 100  $     2,151      0.00%
   Fujitsu                                         1,000  $     4,732      0.00%
   Hirose Electric                                   500  $    49,752      0.03%
   Hitachi Kokusai Electric Inc.                  23,000  $   119,757      0.06%
   Hitachi Software                                7,100  $   107,929      0.05%
   Hoya Corp.                                      7,000  $   118,996      0.06%
   Ibiden Co. Ltd.                                 5,800  $   116,320      0.06%
   Japan Aviation Electronics Industry Ltd.        8,000  $    32,830      0.02%
   Konica Minolta Holdings Inc.                      500  $     3,762      0.00%
   Kyocera Corp.                                   3,500  $   246,332      0.13%
   Murata Manufacturing Co. Ltd.                   5,400  $   207,899      0.10%
   NEC Fielding Ltd.                              12,300  $   164,588      0.08%
   Nomura Research Institute Ltd.                  3,900  $    72,665      0.04%
   NS Solutions Corp.                              1,200  $    15,435      0.01%
   Omron Corp.                                     3,200  $    42,325      0.02%
   Ricoh                                          17,000  $   210,039      0.11%
   Sanken Electric                                 5,000  $    19,195      0.01%
   Sansin Electrics                                  400  $     3,530      0.00%
   Shinko Shoji                                   13,800  $   129,399      0.07%
   Sumisho Computer                                1,900  $    31,020      0.02%
   TDK Corp.                                         200  $     7,170      0.00%
   Tokyo Electron                                  2,100  $    71,815      0.04%
   Yamatake                                        2,100  $    49,923      0.03%


                See Accompanying Notes to Financial Statements.

                                    III - 33

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


   Yokogawa Electric                            41,900  $    269,010       0.14%
                                                          -----------  ---------
 Total Information Technology                           $  2,296,310       1.18%
                                                          -----------  ---------

 Materials
   Daio Paper                                   23,000  $    282,648       0.14%
   Denki Kagaku Kogyo                            4,000  $      9,575       0.00%
   DIC Corp.                                    71,000  $    146,464       0.07%
   Hitachi Chemical                              4,400  $     44,752       0.02%
   JSR Corp.                                     1,700  $     18,660       0.01%
   Kaneka                                       62,000  $    389,851       0.20%
   Kobe Steel                                   33,000  $     58,974       0.03%
   Mitsubishi Paper Mills Ltd.                  79,000  $    183,883       0.09%
   Mitsui Mining and Smelting                   27,000  $     55,698       0.03%
   Nippon Shokubai                              78,000  $    591,991       0.30%
   Nippon Zeon                                  16,000  $     53,480       0.03%
   Nisshin Steel                               206,000  $    413,599       0.21%
   Nitto Denko                                     500  $      9,410       0.00%
   Sanyo Chemical Industries Ltd.                7,000  $     40,849       0.02%
   Sumitomo Bakelite                            21,000  $     83,398       0.04%
   Sumitomo Chemical                             4,000  $     13,326       0.01%
   Sumitomo Metal Mining Co.                     3,000  $     31,175       0.02%
   Taiheiyo Cement                             182,000  $    341,308       0.17%
   Taiyo Ink Manufacturing Co. Ltd.              4,600  $     86,723       0.04%
   Tokyo Ohka Kogyo                                900  $     12,440       0.01%
   Tokyo Steel Manufacturing Co.                22,900  $    235,442       0.12%
   Tosoh                                        20,000  $     47,876       0.03%
   Ube Industries                               72,000  $    196,183       0.10%
                                                        ------------  ----------
 Total Materials                                        $  3,347,705       1.69%
                                                        ------------  ----------

 Telecommunication Services
   Softbank Corp.                               16,100  $    284,703       0.14%
                                                        ------------  ----------
 Total Telecommunication Services                       $    284,703       0.14%
                                                        ------------  ----------

 Utilities
   Hokkaido Electric Power Co. Inc.             11,000  $    276,062       0.14%
   Kansai Electric Power Co. Inc.                4,100  $    117,595       0.06%
   Kyushu Electric Power Co. Inc.                4,300  $    113,370       0.06%
   Osaka Gas                                   140,000  $    639,382       0.32%
                                                        ------------  ----------
 Total Utilities                                        $  1,146,409       0.58%
                                                        ------------  ----------

Total Japan                                             $ 18,376,522       9.29%
                                                        ------------  ----------

Korea South
 Telecommunication Services
   KT Corp. Adr                                 16,541  $    242,656       0.12%
                                                        ------------  ----------
 Total Telecommunication Services                       $    242,656       0.12%
                                                        ------------  ----------


                 See Accompanying Notes to Financial Statements.

                                    III - 34

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


Mexico
 Telecommunication Services
   Telefonos De Mexico Sa Telmex Adr              3,283  $    68,746       0.03%
                                                         -----------  ----------
 Total Telecommunication Services                        $    68,746       0.03%
                                                         -----------  ----------

Netherlands
 Industrials
   Koninklijke Philips Electronics NV Adr         2,684  $    53,331       0.03%
                                                         -----------  ----------
 Total Industrials                                       $    53,331       0.03%
                                                         -----------  ----------

 Information Technology
   ASML Holding NV Adr ***                       19,131  $   345,697       0.17%
                                                         -----------  ----------
 Total Information Technology                            $   345,697       0.17%
                                                         -----------  ----------

Total Netherlands                                        $   399,028       0.20%
                                                         -----------  ----------

Papua (new Guinea)
 Materials
   Lihir Gold Limited Adr ***                     7,916  $   173,598       0.09%
                                                         -----------  ----------
 Total Materials                                         $   173,598       0.09%

                                                         -----------  ----------
Russia
 Consumer Staples
  Wimm-Bill-Dann Foods                              593  $    15,602       0.01%
                                                         -----------  ----------
 Total Consumer Staples                                  $    15,602       0.01%
                                                         -----------  ----------

South Africa
 Energy
   Sasol Ltd. Adr                                 1,834  $    55,625       0.02%
                                                         -----------  ----------
 Total Energy                                            $    55,625       0.02%
                                                         -----------  ----------

Total Common Stocks (Non-United States)
 (proceeds - $20,270,416)                                $21,050,251      10.62%
                                                         -----------  ----------


Total investment securities sold short
 (proceeds - $47,531,318)                                $49,673,419      25.06%
                                                         ===========  ==========

--------------------------------------------------------------------------------

*     Non-income producing security.

***   Security did not pay a dividend during the previous twelve months.

Adr   American Depository Receipt.


                See Accompanying Notes to Financial Statements.

                                    III - 35

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies


                    CAMPBELL & COMPANY INVESTMENT ADVISER LLC
                       PROXY VOTING POLICY AND PROCEDURES

--------------------------------------------------------------------------------

1.    GOVERNING STANDARDS

This Proxy Voting Policy and Procedures (the "Policy") has been adopted by Campbell & Company Investment Adviser LLC (the "Investment Adviser") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that the Investment Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Investment Adviser and its advisory affiliates.(1)

2.    LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the Investment Adviser:

      a) Adopts and implements written policies and procedures that are reasonably designed to ensure that the Investment Adviser votes client securities in the best interest of clients, which procedures must include how the Investment Adviser addresses material conflicts that may arise between its interests and those of its clients;

      b) Discloses to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities; and

      c) Describes to clients the Investment Adviser's proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, the Investment Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

3.    POLICY

The Policy applies to those client accounts that contain voting securities and for which the Investment Adviser has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

When voting proxies for client accounts, the Investment Adviser's primary objective is to make voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, the Investment Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. As a systematic trader, the Investment Adviser's main goal is to enhance returns for its clients. In general, the Investment Adviser invests in companies with whose management and boards they are generally comfortable. Accordingly, the Investment Adviser has decided to vote proxies in a manner that generally supports management. The Investment Adviser has determined that it is not in the best interest of its clients to act as a shareholder "activist" or a manager who spends time and resources actively engaged in supporting or opposing matters before shareholders.

-------------------------

(1) The Investment Adviser's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Investment Adviser; and 3) all current employees.

To help meet its proxy voting obligations and to minimize potential conflicts of interest, the Investment Adviser has retained a third party vendor, Broadridge Financial Services ("Broadridge"). Broadridge casts votes on behalf of Investment Adviser clients through its platform, ProxyEdge, and provides other services, such as independent vote recommendations, ballot tracking and recordkeeping.

4.    PROCEDURES

A. The Investment Adviser shall coordinate with Broadridge to ensure that Broadridge receives proxy voting materials from companies or intermediaries. Such entities shall be instructed to direct all proxy voting materials to Broadridge.

B. The Investment Adviser shall maintain a list of all of the Investment Adviser clients for which it votes proxies. The list will be maintained electronically by the Compliance Associate. The Compliance Associate will inform Broadridge of any changes on an as needed basis.

C. The Investment Adviser will inform Broadridge the vote policy guidelines to utilize for its accounts. Currently, the Investment Adviser subscribes to Broadridge's Typical Investment Manager Policy. This policy was designed to maximize returns by voting in a manner that generally supports management while carefully limiting risk to investors to the greatest extent possible. Under these guidelines, it is expected that the proxies are voted with management approximately 90% of the time.

D. The Investment Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser's fiduciary obligations. The Investment Adviser shall not ignore or neglect its proxy voting responsibilities at any time. However, there may be times when refraining from voting is in the client's best interest, such as when the Investment Adviser's analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client. For example, the Investment Adviser has determined that the cost of casting a vote on a foreign security exceeds any potential benefit to its clients. The Investment Adviser shall file a Form N-PX for its clients, where appropriate.

E. The Investment Adviser will provide a description of its proxy voting policies and procedures in its Form ADV Part II and will disclose to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities.

F. The Chief Compliance Officer will report any attempts by the personnel of the Investment Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy. Such report shall be made to the Investment Adviser's Chief Executive Officer ("CEO"), or if the CEO is the person attempting to influence the voting, then to the Investment Adviser's outside counsel.

5.    MATERIAL CONFLICTS OF INTEREST

A. General: As noted previously, the Investment Adviser will vote its clients' proxies in the best interest of its clients and not its own. In voting client proxies, the Investment Adviser shall avoid material conflicts of interest between the interests of the Investment Adviser on the one hand and the interests of its clients on the other.

B. Potential Material Conflicts of Interest: The Investment Adviser may be exposed to potential material conflicts of interest. For example, business or personal relationships may exist between the Investment Adviser, its officers, managers or employees and a public company in which the Investment Adviser has invested. To address these, and other, potential material conflicts of interest, the Investment Adviser subscribes to vote recommendations provided by an independent third party, Broadridge.

In the rare event that a vote recommendation is overridden by the Investment Adviser, the Chief Compliance Officer must first review the proxy and determine whether any material conflicts of interest exist. If there are no material conflicts of interest, the vote recommendation may be overridden, provided that the proposed proxy vote is in accordance with the policy stated herein. If a material conflict of interest exists, the Chief Compliance Officer will either obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client's proxy in the manner favored by the Investment Adviser or the proxy will be voted in accordance with Broadridge's vote recommendation. When overriding a recommended vote, prior approval is required by the Chief Executive Officer. The Investment Adviser will maintain documentation of the analysis of the override, approvals required and the vote ultimately cast.

6.    RECORDKEEPING

A. General: In accordance with Rule 204-2(c)(2) under the Advisers Act, the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of the Investment Adviser:

      o     Proxy voting policies and procedures;

      o     Proxy statements received regarding client securities;

      o     Records of votes cast on behalf of clients;

      o     Records of client requests for proxy voting information; and

      o Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC's EDGAR system (See http://www.sec.gov/info/edgar/forms.htm). Additionally, the Investment Adviser may rely on Broadridge to maintain records of proxy votes cast.

All proxy votes will be recorded and the following information will be maintained:

      o     The name of the issuer of the portfolio security;

      o     The exchange ticker symbol of the portfolio security;

      o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

      o     The shareholder meeting date;

      o The number of shares the Investment Adviser voted on a firm-wide basis;

      o     A brief identification of the matter voted on;

      o Whether the matter was proposed by the issuer or by a security holder;

      o     Whether or not the Investment Adviser cast its votes on the matter;

      o How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

      o Whether the Investment Adviser cast its vote with or against management; and

      o     Whether any client requested an alternative vote on its proxy.

B. Client Request to Review Votes: Any request by a client to review votes, whether written (including e-mail) or oral, received by any of the Investment Adviser's employees, must be promptly reported to the Chief Compliance Officer. All written requests must be retained by the Investment Adviser. The following additional procedures shall be followed with respect to a client request to review proxy voting information:

      The Chief Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc.).

      The Investment Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Investment Adviser. Such a review shall be documented and should be attached and maintained with the client's written request, if applicable, and maintained in the permanent file.

      Clients are permitted to request, and the Investment Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

7.    ANNUAL REVIEW & CERTIFICATION

On an annual basis, the Investment Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients' proxies in accordance with the Rule. Further, the Investment Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures. The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (a copy of which is attached as Exhibit A).

8.    CONFIDENTIALITY

All reports and any other information filed with the Investment Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to the Investment Adviser's management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

9.    AMENDMENT

The Investment Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by the Investment Adviser management.

10.   QUESTIONS OR CONCERNS

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to the Investment Adviser's voting of client proxies, should be directed to the Compliance Officer.


                                    EXHIBIT A
                               PROXY VOTING POLICY
                            ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser's Proxy Voting Policy and Procedures. I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser's voting of client proxies, then I shall immediately notify the Compliance Officer. I further certify that I have fully and accurately completed this certificate. I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser's proxy voting process, which are discussed below:

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CERTIFIED BY:


NAME:                                                                 (PRINT)
                 -----------------------------------------------------

SIGNATURE:
                 -----------------------------------------------------

DATE:
                 -----------------------------------------------------


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management.

The Adviser makes the Trust's trading decisions using proprietary technical trading models which analyze both technical and fundamental market indicators. Following are the biographies of the members of the Risk Committee which is responsible for overseeing the proprietary technical trading models utilized on behalf of the Trust.

      G. William Andrews, born in 1972, has been employed by Campbell & Company since April 1997 and was appointed Vice President: Director of Research Operations in March 2006 and has served as Vice President: Director of Operations since April 2007. His duties include managing daily research and trade operations, new research product implementation and code management. From November 1995 to April 1997, Mr. Andrews was employed at Legg Mason as a Research Analyst in the Realty Group. Before immigrating to the United States, he was employed by the Japanese Department of Education in the town of Fujimi, Nagano prefecture. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand. Mr. Andrews became listed as a Principal of Campbell & Company effective June 21, 2006.

      Theresa D. Becks, born in 1963, joined Campbell & Company in June 1991 and has served as President and Chief Executive Officer since April 2007, Secretary since May 1992, Director since January 1994, and was Chief Financial Officer and Treasurer until July 2008. Ms. Becks is also the President and Chief Executive Officer of Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, and Trustee, President and Chief Executive Officer of The Campbell Multi-Strategy Trust, a registered investment company. Ms. Becks served as a member of the Board of Directors of the Managed Funds Association from November 2002 to November 2006. From December 1987 to June 1991, she was employed by Bank Maryland Corp, a publicly held company, as a Vice President and Chief Financial Officer. From September 1985 to December 1987, she worked with the public accounting firm Ernst & Young as a C.P.A. Ms. Becks is a C.P.A. and has a B.S. in Accounting from the University of Delaware. Ms. Becks became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective May 7, 1999, March 10, 1993 and April 21, 1999, respectively. Ms. Becks became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company Investment Adviser LLC effective December 14, 2005, December 12, 2005 and December 14, 2005, respectively.

      Bruce L. Cleland, born in 1947, joined Campbell & Company in January 1993 and has served as Vice Chairman of the Board of Directors of Campbell & Company since April 2007, was President from January 1994 to April 2007, and Chief Executive Officer from January 1998 to April 2007. Until April 2007, Mr. Cleland was also the President and Chief Executive Officer of Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, and Trustee, Chief Executive Officer and President of The Campbell Multi-Strategy Trust, a registered investment company. Mr. Cleland has worked in the international derivatives industry for over thirty years, and has owned and managed firms engaged in global clearing, floor brokerage, trading and portfolio management. Mr. Cleland is currently a member of the Board of Directors of the National Futures Association, and previously served as a member of the Board of Directors of the Managed Funds Association and as a member of the Board of Governors of the COMEX, in New York. Mr. Cleland is a graduate of Victoria University in Wellington, New Zealand where he earned a Bachelor of Commerce and Administration degree. Mr. Cleland became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective December 15, 1993, September 15, 1993 and December 15, 1993, respectively. Mr. Cleland became listed as a Principal of Campbell & Company Investment Adviser LLC effective July 9, 2008. Mr. Cleland was a registered Associated Person and NFA Associate Member with Campbell & Company Investment Adviser LLC from December 2005 to April 2007.

      Gregory T. Donovan, born in 1972, joined Campbell & Company in October 2006 and has served as Chief Financial Officer and Treasurer of Campbell & Company since July 2008, and was Senior Vice President of Accounting and Finance from October 2006 to July 2008. His duties include oversight of accounting and finance functions and review of accounting policies and procedures. Mr. Donovan is also the Chief Financial Officer, Treasurer and Assistant Secretary of both Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, and The Campbell Multi-Strategy Trust, a registered investment company. From November 2003 to October 2006, Mr. Donovan was employed by Huron Consulting Services serving as Director in the Financial and Economic Consulting Practice. From May 1998 until November 2003, Mr. Donovan was employed by KPMG LLP in which he served in the capacity of Manager in the Forensic and Litigation Services Practice. Mr. Donovan is a C.P.A. and has a B.S. in Business Administration with concentrations in Accounting and Management from Castleton State College and holds a M.S. in Finance from the University of Baltimore. Mr. Donovan became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective July 5, 2007, May 9, 2007 and July 2, 2007, respectively. Mr. Donovan became listed as a Principal of Campbell & Company Investment Adviser LLC effective May 16, 2007.

      Michael S. Harris, born in 1975, has been employed by Campbell & Company since July 2000, was appointed Deputy Manager of Trading in September 2004 and has served as Vice President and Director of Trading since June 2006. His duties include managing daily trade execution for the assets under Campbell & Company's management. From October 1999 to July 2000, Mr. Harris worked as a futures and options broker for Refco Inc. (NY). From May 1997 to October 1999, he worked in the Sales and Product Development groups at Morgan Stanley Managed Futures. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan. Mr. Harris became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective September 21, 2000, June 15, 2006 and August 19, 2000, respectively.

      Kevin M. Heerdt, born in 1958, joined Campbell & Company in March 2003 and has served as Chief Investment Officer and Director of Research since July 2007, was Executive Vice President-Research from March 2003 to June 2007 and Chief Operating Officer from June 2005 to June 2007. His duties include risk management, research, and the development of quantitatively based hedge fund and options strategies. Mr. Heerdt is also the Vice President and Chief Investment Officer of both Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, and The Campbell Multi-Strategy Trust, a registered investment company. From February 2002 to March 2003, he was the sole proprietor of Integrity Consulting, a start-up business consulting firm. From December 1990 to February 2002, Mr. Heerdt worked for Moore Capital Management, Inc., a private investment management firm, and its affiliates, where he was a Director and a Managing Director. Mr. Heerdt holds a B.A. in Economics and in International Relations from the University of Southern California. Mr. Heerdt became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective April 15, 2003, April 15, 2003 and April 1, 2003, respectively. Mr. Heerdt became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company Investment Adviser LLC effective December 14, 2005, December 12, 2005 and December 14, 2005, respectively.

The Trust utilizes a systematic, model driven trading approach. The Adviser manages the Trust's assets based on signals derived from technical trading models, thereby eliminating the "human" element from the day-to-day individual investment decision making process. The Risk Committee meets daily to review the trading signals received by the Trust for that day and the Risk Committee has the authority to override a specific trading signal indicated by the trading models.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2008

                                                       Number of Accounts and Assets for Which
                                                         Advisory Fee is Performance-Based**

                                        Registered                  Other Pooled                     Other
                                   Investment Companies          Investment Vehicles               Accounts
                                   --------------------          -------------------            ---------------
G. William Andrews*                          0                            7                           17
                                            $0                     $3,093,373,981               $1,528,232,142
Theresa D. Becks*                            0                            7                           17
                                            $0                     $3,093,373,981               $1,528,232,142
Bruce L. Cleland*                            0                            7                           17
                                            $0                     $3,093,373,981               $1,528,232,142
Gregory T. Donovan*                          0                            7                           17
                                            $0                     $3,093,373,981               $1,528,232,142
Michael S. Harris*                           0                            7                           17
                                            $0                     $3,093,373,981               $1,528,232,142
Kevin M. Heerdt*                             0                            7                           17
                                            $0                     $3,093,373,981               $1,528,232,142

      * G. William Andrews, Theresa D. Becks, Bruce L. Cleland, Gregory T. Donovan, Michael S. Harris and Kevin M. Heerdt comprise the Risk Committee.

      ** All of the Pooled Investment Vehicles and Accounts overseen by the Risk Committee have a performance based fee.

Portfolio Manager Compensation

The Risk Committee members are compensated by Campbell & Company, Inc., the managing member and sole owner of the Adviser. The elements of total compensation for the Risk Committee members are base salary and profit sharing, which is based on the annual pre-tax earnings of Campbell & Company, Inc. (a Subchapter S corporation) as well as other employee benefits.

Base Salary. Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Risk Committee members' total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing element of a Risk Committee member's compensation.

Performance-Based Profit Sharing. The profit sharing portion of the compensation for each Risk Committee member is based on the pre-tax earnings of Campbell & Company, Inc. and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See -Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2008). Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Risk Committee member's compensation.

Performance-based profit sharing is distributed to the Risk Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Risk Committee members with the interests of the Shareholders. This approach ensures that certain Risk Committee members participate in both the "downside risk" and "upside opportunity" of the performance of the Adviser and its affiliates. Risk Committee members therefore have a direct incentive to protect the Adviser's reputation and integrity.

Other Benefits. Risk Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

----------------------------------------------------------------------------------------------------------------------------
                                                                                                  Maximum Number
                                                                          Total Number of         (or Approximate
                                                                          Shares Purchased        Dollar Value) of
                                                                          as Part of Publicly     Shares that May Yet
                          Total Number of         Average Price Paid      Announced Plans         Be Purchased Under
Period                    Shares Purchased        Per Share               or Programs             the Plans or Programs
----------------------------------------------------------------------------------------------------------------------------
1/01/2008
   To
1/31/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

2/01/2008
   To
2/28/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

3/01/2008
   To
3/31/2008                 24,491.672              $1,084.29               24,491.672 (1)          None
----------------------------------------------------------------------------------------------------------------------------

4/01/2008
   To
4/30/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
5/01/2008
   To
5/31/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

6/01/2008
   To
6/30/2008                 13,965.003              $1,149.60               13,965.003 (2)          None
----------------------------------------------------------------------------------------------------------------------------

7/01/2008
   To
7/31/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

8/01/2008
   To
8/31/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

9/01/2008
   To
9/30/2008                 4,418.445               $1,103.73               4,418.445 (3)           None
----------------------------------------------------------------------------------------------------------------------------

10/01/2008
   To
10/31/2008                None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

11/01/2008
   To
11/30/2008                None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

12/01/2008
   To
12/31/2008                13,246.323              $1,110.00               13,243.323 (4)          None
----------------------------------------------------------------------------------------------------------------------------

Total                     56,121.443                                      56,121.443
----------------------------------------------------------------------------------------------------------------------------

1) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on February 15, 2008 that expired on March 17, 2008. In connection with this repurchase offer, the Trust offered to repurchase up to 57,565.076 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of March 31, 2008.

2) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on May 16, 2008 that expired on June 20, 2008. In connection with this repurchase offer, the Trust offered to repurchase up to 51,661.019 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of June 30, 2008.

3) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on August 15, 2008 that expired on September 16, 2008. In connection with this repurchase offer, the Trust offered to repurchase up to 48,466.110 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of September 30, 2008.

4) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on November 14, 2008 that expired on December 17, 2008. In connection with this repurchase offer, the Trust offered to repurchase up to 47,706.973 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of December 31, 2008.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)   (1) Not Applicable.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant        The Campbell Multi-Strategy Trust

By                /s/ Gregory T. Donovan
                  ----------------------
                  Gregory T. Donovan, Chief Financial Officer and Treasurer

Date              March 11, 2009
                  --------------

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, President and Chief Executive Officer

Date              March 11, 2009
                  --------------


By                /s/ Gregory T. Donovan
                  ----------------------
                  Gregory T. Donovan, Chief Financial Officer and Treasurer

Date              March 11, 2009
                  --------------